                        MARTIN CURRIE BUSINESS TRUST
                             GLOBAL GROWTH FUND




                             SEMI-ANNUAL REPORT

                              OCTOBER 31, 1995

                                 (UNAUDITED)

                                                      MCTB GLOBAL GROWTH FUND
-----------------------------------------------------------------------------
                                      PROFILE AT OCTOBER 31, 1995 (Unaudited)

OBJECTIVE     Long-term capital appreciation through active management of a diversified portfolio of global equities.

LAUNCH DATE    June 15, 1994

FUND SIZE      $39.3m

PERFORMANCE
SINCE LAUNCH   Total return from June 15, 1994 through October 31, 1995

               - MCBT - Global Growth Fund (excluding all
                 transaction fees)                                      +6.8%
               - MCBT - Global Growth Fund (including all
                 transaction fees)                                      +5.2%
               - The Morgan Stanley Capital International World Index
                  (from June 30, 1994 through October 31, 1995)        +15.7%

PORTFOLIO      Further advances on Wall Street have been fuelled by
COMMENTS       considerable take over activity in the banking, railroad and media industries and by continued gains in technology stocks. A turn in interest rates came in July with a 25 basis point reduction in short term rates. We expect that economic growth will be modest over the next few months, but will pick up in 1996 without further interest rate reductions. However we are concerned that the profits cycle may be at its peak, and are therefore underweight against the global index, believing that we can capture better growth elsewhere.

               We reduced exposure to the UK as the market strengthened. Stocks such as GKN (manufacturer of auto parts) responded to better than expected results, although those with disappointing earnings such as Ladbroke (hotels and gaming) suffered set backs. We favour general industrials on low valuations and have started to buy selected consumer stocks at distressed levels. Politics will be highlighted during 1996 as the UK approaches a general election. The strong possibility of a change in government may provoke some nervousness.

               In CONTINENTAL EUROPE, the strong Deutschemark led to some disappointment in reported earnings from German companies. We are underweight in Germany, on valuation grounds, preferring to obtain our hard currency exposure through The Netherlands and Austria. Our stock selection in the region was good, with Telecom Italia Mobile (cellular communications) contributing strongly.

               In July the JAPANESE authorities indicated a major shift in policy, signalling a determination to address the problem of deflation. Interest rates are now at an historic low and the Economic Planning Agency has called for an increase in money supply. Intervention in the currency markets has brought the Yen down to the Y/$100 rate. We believe that it may weaken further from here and have put in place a hedge to protect 50% of the funds Yen assets. Good stock selection, with focus on the technology sector, has enabled us to outperform the local index.

               Over the six month period we have added to holdings in the PACIFIC BASIN in an attempt to capture superior growth. We were rewarded by a good move in the Hong Kong stock market following the reduction in US interest rates. Taiwan weakened markedly as China flexed her muscles by conducting naval exercises close to the coast, and we used the weakness to add to our holdings in what we believe to be a very exciting region.

                                                      MCTB GLOBAL GROWTH FUND
-----------------------------------------------------------------------------
                                      PROFILE AT OCTOBER 31, 1995 (Unaudited)

               Our investments in the emerging markets of LATIN AMERICA and INDIA held back overall performance, though SOUTH AFRICA has been rewarding. Some recovery in confidence in Latin America led to a bounce in some markets. We re-entered the Mexican market at the end of October, concentrating on infrastructure stocks and exporters.

               As we move into 1996 we are confident that we can still find opportunities for growth. As the US returns to trend line growth and the European economies make only modest advances, we expect the less developed regions to provide us with the best opportunities. Although the prospects for growth in Japan are limited, the change in direction by the authorities is significant and could lead to a stronger market.

INVESTMENT     All members of the investment team report directly to Joe Scott
MANAGER        Plummer (Chief Investment Officer), who has 26 years of
PROFILE        investment experience.  All funds are managed on a team basis with a named director heading each team.

               Tony Hanlon has managed the MCBT Global Growth Fund since inception.

               He graduated from Glasgow University in 1984 with a degree in Public Law and completed a MBA degree at Manchester Business school in 1986. Worked for Salomon Brothers International in New York and London as an intitutional bond salesman. Joined Martin Currie in 1988, working in the North American team. Appointed investment manager in 1991 and promoted to director in 1993. As head of the Asset Control & Treasury team, he has responsibility for communicating and monitoring investment strategy.

                                                      MCTB GLOBAL GROWTH FUND
-----------------------------------------------------------------------------
                                      PROFILE AT OCTOBER 31, 1995 (Unaudited)


ASSET ALLOCATION
 (% of net assets)


      Europe                   30%
      Japan                    23%
      North America            21%
      Pacific Basin            17%
      Other Areas               5%
      Cash                      4%



LARGEST
HOLDINGS
BY REGION/COUNTRY                                   % OF NET ASSETS

                EUROPE

                Elsevier                   (Netherlands)  1.2
                Veba                       (Germany)      1.1
                Nestle                     (Switzerland)  1.1

                JAPAN

                Rohm                                      1.2
                Mitsubishi Heavy Industries               1.2
                Hitachi                                   1.0

                NORTH AMERICA

                Philip Morris                             1.3
                Union Pacific                             1.3
                Dean Witter Discover                      1.2

                PACIFIC BASIN

                HSBC                       (Hong Kong)    1.6
                Taiwan Opportunities Fund  (Taiwan)       1.2
                Swire Pacific              (Hong Kong)    1.2

                OTHER AREAS

                Himalayan Fund             (India)        0.9

                                                      MCTB GLOBAL GROWTH FUND
-----------------------------------------------------------------------------
                                                      SCHEDULE OF INVESTMENTS
                                                 OCTOBER 31, 1995 (Unaudited)

                                                     SHARES          VALUE
                                                   ----------     -----------
LONG TERM INVESTMENTS - 96.5%
EUROPE - 30.4%
  AUSTRIA - 0.7%
   FLUGHAFEN WIEN                                       2,600     $   167,005
   OESTER ELEKTRIZITA (VERBUND)                         1,600          97,763
                                                                  -----------
     TOTAL AUSTRIA - (COST $198,313)                                  264,768
                                                                  -----------

  BELGIUM - 0.4%
   KREDIETBANK                                            700         175,605
                                                                  -----------
     TOTAL BELGIUM - (COST $173,754)                                  175,605
                                                                  -----------

  FRANCE - 4.2%
   AXA                                                  5,000         277,704
   ELF AQUITAINE                                        2,717         185,019
   IMETAL                                               1,000         117,789
   L'OREAL                                              1,300         317,682
   PEUGEOT                                              2,100         273,553
   SAINT GOBAIN                                            22           2,623
   SCHNEIDER                                            6,800         262,260
   SEITA                                                6,100         212,061
                                                                  -----------
     TOTAL FRANCE - (COST $1,653,786)                               1,648,691
                                                                  -----------

  GERMANY - 2.5%
   HOECHST                                                659         173,083
   MANNESMANN                                           1,100         362,056
   VEBA                                                11,000         451,613
                                                                  -----------
     TOTAL GERMANY -(COST $863,877)                                   986,752
                                                                  -----------

  ITALY - 1.4%
   LA RINASCENTE                                       43,000         254,925
   TELECOM ITALIA MOBILE                              175,000         293,679
                                                                  -----------
     TOTAL ITALY - (COST $370,012)                                    548,604
                                                                  -----------

  LUXEMBOURG - 0.2%
   MILLICOM INTERNATIONAL CELLULAR *                    1,900          62,700
                                                                  -----------
     TOTAL LUXEMBOURG - (COST $54,954)                                 62,700
                                                                  -----------

  NETHERLANDS - 3.6%
   ELSEVIER                                            35,500         458,993
   INTERNATIONALE  NEDERLANDEN                          6,740         401,974
   KONINKIJKE PTT NEDERLANDEN                           9,500         334,168
   POLYGRAM                                             3,800         237,229
                                                                  -----------
     TOTAL NETHERLANDS - (COST $1,147,416)                          1,432,364
                                                                  -----------

  SPAIN - 1.4%
   BANCO SANTANDER                                      7,000         305,108
   FOM DE CONST. Y CONTRATAS                            1,200          84,749
   REPSOL PETROLEO                                      5,200         155,291
                                                                  -----------
     TOTAL SPAIN - (COST $508,403)                                    545,148
                                                                  -----------

  SWEDEN - 0.9%
   ERICSSON L.M. TELEPHONE CL B                         8,300         176,234

See notes to financial statements.

                                                      MCTB GLOBAL GROWTH FUND
-----------------------------------------------------------------------------
                                                      SCHEDULE OF INVESTMENTS
                                                 OCTOBER 31, 1995 (Unaudited)

                                                     SHARES          VALUE
                                                   ----------     -----------
EUROPE - CONTINUED
  SWEDEN - CONTINUED
   STORA KOPPARBERG                                    16,500     $   200,020
                                                                  -----------
     TOTAL SWEDEN - (COST $395,754)                                   376,254
                                                                  -----------

  SWITZERLAND - 2.6%
   NESTLE                                                 400         419,273
   ROCHE HOLDINGS                                          50         363,340
   ZURICH VERSICHERUNG                                    800         229,014
                                                                  -----------
     TOTAL SWITZERLAND - (COST $860,582)                            1,011,627
                                                                  -----------

  UNITED KINGDOM - 12.5%
   ARGYLL                                              40,000         203,320
   BARRATT DEVELOPMENT                                 90,000         276,047
   BRITISH AIRWAYS                                     26,000         187,036
   BRITISH TELECOM                                     36,000         214,008
   BTR, WARRANTS, 1995/1996 *                          65,000          76,047
   DIXONS                                              42,000         254,324
   EAST MIDLANDS ELECTRICITY                           19,122         262,569
   GKN                                                 24,000         306,213
   GLAXO                                               25,000         337,154
   GRANADA                                             25,000         267,589
   LADBROKE                                            84,000         220,459
   LEX SERVICE                                         26,833         139,998
   MCKECHNIE                                           22,000         151,652
   NFC                                                100,000         245,059
   RECKITT & COLMAN                                    28,000         297,929
   TOMKINS                                             90,000         355,020
   TSB                                                 54,000         318,451
   UNILEVER                                            18,000         349,755
   WASSALL                                             35,000         149,891
   WOLSELEY                                            48,000         297,486
                                                                  -----------
     TOTAL UNITED KINGDOM - (COST $4,341,138)                       4,910,007
                                                                  -----------

TOTAL EUROPE - (COST  $10,567,987)                                11,962,520
                                                                  -----------

LATIN AMERICA - 3.5%
  ARGENTINA - 0.3%
   BUENOS AIRES EMBOTELLADORA, ADS                      1,100          25,162
   CAPEX, GDR (e)                                       3,200          38,400
   COMPANHIA NAVIERA PEREZ COMPAC                       9,324          41,115
   YPF SOCIEDAD ANONIMA, ADS                            1,400          23,975
                                                                  -----------
     TOTAL ARGENTINA - (COST $161,733)                                128,652
                                                                  -----------

  BRAZIL - 1.5%
   CENTRAIS ELETRICAS BRASILEIRAS, ADR *                6,800          96,507
   COMPANHIA ENERGETICA DE MINAS, ADR *                 3,500          75,693
   COMPANHIA VALE DO RIO DOCE, ADR                      3,300         132,955
   RHODIA STER, GDS                                     5,176          69,876
   TELEBRAS, ADS                                        3,950         159,144
   USIMINAS, ADS                                        4,900          46,361
                                                                  -----------
     TOTAL BRAZIL - (COST $558,409)                                   580,536
                                                                  -----------

See notes to financial statements.

                                                      MCTB GLOBAL GROWTH FUND
-----------------------------------------------------------------------------
                                                      SCHEDULE OF INVESTMENTS
                                                 OCTOBER 31, 1995 (Unaudited)

                                                     SHARES          VALUE
                                                   ----------     -----------
LATIN AMERICA - CONTINUED
  CHILE - 0.5%
   MADECO, ADR                                          2,600     $    64,675
   MADERAS Y SINTETICOS, ADS                            3,400          60,775
   SOCIEDAD QUIMICA Y MINERA, ADR                       2,000          86,750
                                                                  -----------
     TOTAL CHILE - (COST $213,727)                                    212,200
                                                                  -----------

  COLOMBIA - 0.2%
   CEMENTOS DIAMANTE, GDS (e)                           4,700          68,577
                                                                  -----------
     TOTAL COLOMBIA - (COST $115,150)                                  68,577
                                                                  -----------

  ECUADOR - 0.2%
   LA CEMENTO NACIONAL DE ECUADOR, GDS                    410          85,280
                                                                  -----------
     TOTAL ECUADOR--(COST $113,280)                                    85,280
                                                                  -----------

  MEXICO - 0.5%
   CORPORATION INDUSTRIAL ALFA, CL A                    3,700          42,063
   EMPRESAS ICA SOCIEDAD, ADR                           4,500          42,750
   GRUPO CARSO, ADS * (e)                               4,500          47,520
   GRUPO FINANCE BANAMEX, CL B                         22,000          37,670
   KIMBERLY CLARKE, ADR                                 1,600          41,635
                                                                  -----------
     TOTAL MEXICO - (COST $207,921)                                   211,638
                                                                  -----------

  PERU - 0.3%
   PERU REAL ESTATE, CL B *                           180,000          94,444
                                                                  -----------
     TOTAL PERU - (COST $81,818)                                       94,444
                                                                  -----------

TOTAL LATIN AMERICA - (COST  $1,452,038)                            1,381,327
                                                                  -----------

NORTH AMERICA - 21.0%
  UNITED STATES - 21.0%
   ALLIED SIGNAL                                        8,500         361,250
   ARCHER DANIELS MIDLAND                              20,671         333,320
   BRISTOL MYERS SQUIBB                                 5,500         419,375
   CAREMARK INTERNATIONAL                              17,000         350,625
   COLGATE PALMOLIVE                                    5,300         367,025
   DEAN WITTER DISCOVER                                 9,700         482,575
   DILLARD DEPARTMENT STORES                           13,600         368,900
   EASTMAN KODAK                                        6,500         407,063
   FREEPORT MCMORAN COPPER & GOLD                       2,833         105,883
   FREEPORT MCMORAN COPPER & GOLD, CL A                10,736         245,586
   FREEPORT MCMORAN COPPER & GOLD, CL B                11,929         271,385
   GENERAL ELECTRIC                                     7,300         461,725
   INTEL                                                6,400         447,200
   LORAL                                               16,000         474,000
   MARSH & MCLENNAN                                     5,700         466,687
   PHILIP MORRIS                                        6,100         515,450
   SCHLUMBERGER                                         6,800         423,300
   SEARS ROEBUCK                                        6,000         204,000
   TEXACO                                               4,700         320,188
   UNION PACIFIC                                        7,800         509,925
   UNION PACIFIC RESOURCES *                           13,000         295,750

See notes to financial statements.

                                                      MCTB GLOBAL GROWTH FUND
-----------------------------------------------------------------------------
                                                      SCHEDULE OF INVESTMENTS
                                                 OCTOBER 31, 1995 (Unaudited)

                                                     SHARES          VALUE
                                                   ----------     -----------
NORTH AMERICA - CONTINUED
  UNITED STATES - CONTINUED
   WALT DISNEY                                          7,200     $   414,900
                                                                  -----------
     TOTAL UNITED STATES - (COST $6,706,252)                        8,246,112
                                                                  -----------

TOTAL NORTH AMERICA - (COST  $6,706,252)                            8,246,112
                                                                  -----------

PACIFIC BASIN - 16.7%
  AUSTRALIA - 1.5%
   BROKEN HILL PROPRIETARY                             31,900         432,040
   QANTAS AIRWAYS                                      90,200         159,403
                                                                  -----------
     TOTAL AUSTRALIA - (COST $545,744)                                591,443
                                                                  -----------

  HONG KONG - 5.9%
   AMOY PROPERTIES                                    300,000         289,070
   CHINA LIGHT & POWER                                 55,000         293,079
   CITIC PACIFIC                                       69,000         215,522
   HSBC HOLDINGS                                       43,600         634,401
   HUTCHISON WHAMPOA                                   78,000         429,763
   SWIRE PACIFIC, CL A                                 60,500         453,846
                                                                  -----------
     TOTAL HONG KONG - (COST $2,136,562)                            2,315,681
                                                                  -----------

  MALAYSIA - 3.3%
   AMMB HOLDINGS                                       28,000         347,108
   EDARAN OTOMOBILE NASIONAL                           23,000         181,031
   GENTING BERHAD                                      44,500         383,530
   RESORTS WORLD BERHAD                                24,000         117,119
   UNITED ENGINEERS BERHAD                             45,000         279,811
                                                                  -----------
     TOTAL MALAYSIA - (COST $1,324,227)                             1,308,599
                                                                  -----------

  SINGAPORE - 3.0%
   DEVELOPMENT BANK SINGAPORE                          31,000         355,414
   FIRST CAPITAL CORPORATION                           73,000         197,353
   JARDINE MATHESON                                    43,000         249,266
   SINGAPORE PRESS                                     24,000         375,371
                                                                  -----------
     TOTAL SINGAPORE - (COST $1,237,297)                            1,177,404
                                                                  -----------

  SOUTH KOREA - 0.8%
   CITC SEOUL EXEL TRUST, IDR *                             7(a)       78,820
   KOREA PREFERRED FUND *                              22,000         245,300
                                                                  -----------
     TOTAL SOUTH KOREA - (COST $307,000)                              324,120
                                                                  -----------

  TAIWAN - 1.2%
   TAIWAN OPPORTUNITIES FUND (c) *                     58,500         464,490
                                                                  -----------
     TOTAL TAIWAN - (COST $552,213)                                   464,490
                                                                  -----------

  THAILAND - 1.0%
   THAI MILITARY BANK                                  96,000         377,667
                                                                  -----------
     TOTAL THAILAND - (COST $425,990)                                 377,667
                                                                  -----------

TOTAL PACIFIC BASIN - (COST  $6,529,033)                            6,559,404
                                                                  -----------

See notes to financial statements.

                                                      MCTB GLOBAL GROWTH FUND
-----------------------------------------------------------------------------
                                                      SCHEDULE OF INVESTMENTS
                                                 OCTOBER 31, 1995 (Unaudited)

                                                     SHARES          VALUE
                                                   ----------     -----------

OTHER AREAS - 2.1%
  INDIA - 1.0%
   HIMALAYAN FUND *                                    29,031     $   371,597
   HIMALAYAN FUND, WARRANTS, 12/31/1996 *               3,406           1,703
                                                                  -----------
     TOTAL INDIA--(COST $506,643)                                     373,300
                                                                  -----------

  SOUTH AFRICA - 1.0%
   ISCOR                                               39,000          39,564
   MALBAK                                              13,000          86,434
   MURRAY & ROBERTS                                     9,000          62,923
   POLIFIN *                                            1,350           2,906
   SAFMARINE & RENNIE                                  21,000          73,410
   SASOL                                                9,000          77,729
   SOUTH AFRICAN BREWERY                                2,100          68,948
                                                                  -----------
     TOTAL SOUTH AFRICA - (COST $345,063)                             411,914
                                                                  -----------

TOTAL OTHER AREAS - (COST  $851,706)                                  785,214
                                                                  -----------

JAPAN - 22.9%
   AMANO                                               12,000         145,462
   ASAHI CHEMICAL                                      48,000         336,908
   ASAHI DIAMOND                                       10,000         128,061
   CANON                                               24,000         410,577
   DAIFUKU                                             11,000         131,189
   DDI                                                     37         299,849
   EIDEN SAKAKIYA                                      10,000         116,330
   HITACHI                                             40,000         410,577
   HITACHI METALS                                      25,000         307,933
   ITO YOKADO                                           5,000         273,229
   ITOCHU                                              55,000         325,822
   KAMIGUMI                                            24,000         217,019
   KIRIN BEVERAGE                                       8,000         121,218
   KYOCERA                                              5,000         409,600
   MABUCHI MOTOR                                        2,000         121,023
   MARUI                                               11,000         190,332
   MASPRO DENKOH                                        6,000          85,048
   MBL INT'L FINANCE (BERMUDA), EXCH. GTD NOTES,
     3.00%, 11/30/2002                             $  290,000(b)      298,315
   MITSUBISHI HEAVY INDUSTRIES                         62,000         478,205
   MITSUI FUDOSAN                                      27,000         308,813
   NIPPON EXPRESS                                      41,000         332,665
   NOMURA SECURITIES                                   19,000         347,329
   ORGANO                                              10,000         102,644
   RISO KAGAKU                                          1,000          80,551
   ROHM                                                 8,000         485,654
   SANKYO                                              18,000         395,914
   SEKISUI HOUSE, NO 4 WARRANTS, 1997 *                    60          77,250
   SHIN ETSU CHEMICAL                                  17,000         347,329
   SONY                                                 6,000         269,808
   SUMITOMO ELECTRIC                                   25,000         288,382
   SUMITOMO FORESTRY                                   22,000         309,693
   SUMITOMO TRUST & BANKING                            28,000         322,988

See notes to financial statements.

                                                      MCTB GLOBAL GROWTH FUND
-----------------------------------------------------------------------------
                                                      SCHEDULE OF INVESTMENTS
                                                 OCTOBER 31, 1995 (Unaudited)

                                                     SHARES          VALUE
                                                   ----------     -----------
JAPAN - CONTINUED
   TAISHO PHARMACEUTICAL                                5,000     $    90,425
   TOKIO MARINE & FIRE                                 33,000         338,726
   YURTEC                                               4,200          76,367
                                                                  -----------
TOTAL JAPAN - (COST  $9,796,283)                                    8,981,235
                                                                  -----------

TOTAL LONG TERM INVESTMENTS - (COST  $35,903,200) +                37,915,812
                                                                  -----------

                                                    PRINCIPAL
                                                      AMOUNT
                                                    ---------
SHORT TERM INVESTMENT - 3.6%
   STATE STREET BANK & TRUST, REPURCHASE AGREEMENT,
     5.25%, 11/01/1995 (d)                          $1,390,000      1,390,000
                                                                  -----------
     TOTAL SHORT TERM INVESTMENT - (COST  $1,390,000)               1,390,000
                                                                  -----------

TOTAL INVESTMENTS - (COST  $37,293,200) - 100.1%                   39,305,812
                                                                  -----------
CASH, RECEIVABLES AND OTHER ASSETS, LESS LIABILITIES - (0.1)%         (21,280)
                                                                  -----------
NET ASSETS - 100.0%                                               $39,284,532
                                                                  -----------

*   Non-income producing security.
(a) Reflected in units.  1 IDR Unit = 1000 shares.
(b) Reflected at par value and denominated in U.S. dollars.
(c) The Taiwan Opportunities Fund is managed by Martin Currie Investment Management Ltd., which owns Martin Currie Inc.
(d) The repurchase agreement, dated 10/31/95, $1,390,203 due 11/1/95, is collateralized by $910,000 United States Treasury Notes, 11.25%, 2/15/15.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $154,497 or 0.4% of net assets.

+ Percentages of long term investments are presented in the portfolio by country. Percentages of net assets by industry are as follows:
    Aerospace 0.9%, Air Travel 1.3%, Automobiles 1.5%, Banks 8.1%, Cement 0.4%, Chemicals 3.3%, Conglomerates4.7%, Construction Materials 2.0%, Construction & Mining Equipment 0.1%, Containers & Glass 0.1%, Cosmetics & Toiletries0.8%, Drugs & Health Care 4.0%, Electric Utilities 4.1%, Electrical Equipment 2.9%, Electronics 5.6%, Engineering 0.9%,Financial Services 2.1%, Food & Beverages 2.2%, Home Builders 1.1%, Hotels & Restaurants 0.6%, Household Products 2.9%,Industrial Machinery 4.6%, Insurance 4.5%, Investment Companies 3.0%, Leisure 3.6%, Liquor 0.2%, Metals 0.1%, Mining2.3%, Oil & Gas 1.9%, Paper 0.6%, Petroleum Services 1.2%, Photography 2.1%, Pollution Control 0.4%, Publishing 2.1%,Railroads & Equipment 2.1%, Real Estate 3.4%, Retail Trade 4.8%, Semi-Conductor 0.3%, Steel 0.9%, Telephone 3.9%, Textile0.8%, Tobacco 1.9%, Transportation 2.2%.

ADR American Depositary Receipts.
ADS American Depositary Shares.
GDR Global Depositary Receipts.
GDS Global Depositary Shares.
IDR International Depositary Receipts.


See notes to financial statements.

                                                      MCTB GLOBAL GROWTH FUND
-----------------------------------------------------------------------------
                                          STATEMENT OF ASSETS AND LIABILITIES
                                                 OCTOBER 31, 1995 (Unaudited)

ASSETS
 Investments in securities, at value (cost - $35,903,200) (Note B)                 $37,915,812
 Investments in repurchase agreements, at cost and value (Note B)                    1,390,000
 Cash                                                                                       81
 Foreign currency, at value (cost - $144,367) (Note B)                                 144,175
 Receivable for investments sold                                                       139,328
 Receivable for foreign currency sold                                                   97,530
 Dividend and interest receivable                                                       72,568
 Foreign income tax reclaim receivable                                                  43,111
 Prepaid insurance expense                                                               2,351
 Deferred organization expenses (Note B)                                                 9,221
                                                                                   -----------
   TOTAL ASSETS                                                                     39,814,177
                                                                                   -----------

LIABILITIES
 Payable for investments purchased                                                     346,833
 Payable for foreign currency purchased                                                 97,431
 Management fee payable (Note C)                                                        45,547
 Administration fees payable (Note C)                                                    3,590
 Trustees fees payable (Note C)                                                          1,232
 Accrued expenses and other liabilities                                                 35,012
                                                                                   -----------
   TOTAL LIABILITIES                                                                   529,645
                                                                                   -----------
TOTAL NET ASSETS                                                                   $39,284,532
                                                                                   -----------
                                                                                   -----------

COMPOSITION OF NET ASSETS:
 Paid-in-capital                                                                   $37,269,962
 Undistributed net investment income                                                   414,150
 Accumulated net realized loss on investment and foreign currency  transactions       (413,209)
 Net unrealized appreciation on investment and foreign currency transactions         2,013,629
                                                                                   -----------
TOTAL NET ASSETS                                                                   $39,284,532
                                                                                   -----------
                                                                                   -----------
NET ASSET VALUE PER SHARE
($39,284,532 / 3,728,209 shares of beneficial interest)                            $     10.54
                                                                                   -----------
                                                                                   -----------

See notes to financial statements.

                                                       MCBT GLOBAL GROWTH FUND
------------------------------------------------------------------------------
                                                       STATEMENT OF OPERATIONS
                                             SIX MONTHS ENDED OCTOBER 31, 1995
                                                                   (Unaudited)

INVESTMENT INCOME
  Interest income                                                  $   27,678
  Dividend income                                                     467,011
  Foreign taxes witheld                                               (46,569)
                                                                   ----------
     TOTAL INVESTMENT INCOME                                          448,120
                                                                   ----------

EXPENSES
  Management fee (Note C)                                             135,623
  Custodian fee                                                        50,272
  Administration fee                                                   31,799
  Audit fee                                                            12,465
  Legal fees                                                            2,303
  Transfer agent fee                                                    3,254
  Trustees fees (Note C)                                                1,232
  Amortization of deferred organization expenses                        1,283
  Miscellaneous expenses                                                5,164
  Fees and expenses waived by the investment manager (Note C)         (49,648)
                                                                   ----------
     TOTAL EXPENSES                                                   193,747
                                                                   ----------
NET INVESTMENT INCOME                                                 254,373
                                                                   ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY
  Net realized loss on investment transactions                       (165,520)
  Net realized gain on foreign currency transactions                  826,675
  Net increase in unrealized appreciation(depreciation) on:
     Investments                                                    1,229,452
     Foreign currency transactions                                   (119,824)
                                                                   ----------
NET GAIN ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS            1,770,783
                                                                   ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                         $2,025,156
                                                                   ----------
                                                                   ----------



See notes to financial statements.

                                                       MCBT GLOBAL GROWTH FUND
------------------------------------------------------------------------------
                                            STATEMENT OF CHANGES IN NET ASSETS
                                                                   (Unaudited)

                                                                              Six Months       June 15, 1994 *
                                                                                 Ended           through
                                                                            October 31, 1995   April 30, 1995
                                                                            ----------------   --------------

NET ASSETS at beginning of period                                              $37,259,376       $         0
                                                                               -----------       -----------
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                            254,373           295,769
  Net realized gain(loss) on investment transactions                              (165,520)       (1,095,274)
  Net realized gain(loss) on foreign currency transactions                         826,675           338,945
  Net increase in unrealized appreciation(depreciation) on:
     Investments                                                                 1,229,452           782,967
     Foreign currency transactions                                                  (119,824)          121,034
                                                                               -----------       -----------
  Net increase in net assets from operations                                     2,025,156           443,441
                                                                               -----------       -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                                  0          (149,783)
  In excess of net realized loss on investments                                          0          (304,244)
                                                                               -----------       -----------
  Total distributions                                                                    0          (454,027)
                                                                               -----------       -----------

CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sales of shares                                                      0        37,000,000
  Reinvestment of dividends and distributions to shareholders                            0           269,962
                                                                               -----------       -----------
 Total increase in net assets from capital share transactions                            0        37,269,962
                                                                               -----------       -----------
NET INCREASE IN NET ASSETS                                                       2,025,156        37,259,376
                                                                               -----------       -----------
NET ASSETS at end of period (includes undistributed net investment income of   $39,284,532       $37,259,376
                               $414,150 and $159,777)                          -----------       -----------
                                                                               -----------       -----------

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
  Shares sold                                                                            0         3,700,000
  Shares issued in reinvestment of distributions to shareholders                         0            28,209
                                                                               -----------       -----------
  Net share transactions                                                                 0         3,728,209
                                                                               -----------       -----------
                                                                               -----------       -----------



* Commencement of investment operations.



See notes to financial statements.

                                                       MCBT GLOBAL GROWTH FUND
------------------------------------------------------------------------------
                                                          FINANCIAL HIGHLIGHTS
                                        FOR A SHARE OUTSTANDING FOR THE PERIOD
                                                                   (Unaudited)

                                                                                  Six Months       June 15, 1994 *
                                                                                    Ended             through
                                                                                October 31, 1995   April 30, 1995
                                                                                ----------------   --------------

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                               $     9.990       $    10.000

Net investment income                                                                    0.068             0.079
Net realized and unrealized gain on investment and foreign currency transactions         0.482             0.033
                                                                                   -----------       -----------
Total from investment operations                                                         0.550             0.112
                                                                                   -----------       -----------
Less distributions:
  Dividends from net investment income                                                   0.000            (0.040)
  Distributions from net realized capital gains                                          0.000            (0.082)
                                                                                   -----------       -----------
Total distributions                                                                      0.000            (0.122)
                                                                                   -----------       -----------

Net asset value, end of period                                                     $   10.540        $     9.990
                                                                                   -----------       -----------
                                                                                   -----------       -----------

TOTAL INVESTMENT RETURN (1) (2)                                                           5.51%             1.18%
                                                                                   -----------       -----------
                                                                                   -----------       -----------

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period                                                          $39,284,532       $37,259,376
Operating expenses, net, to average net assets (Note C)                                   1.00%(3)          1.00%(3)
Operating expenses, gross, to average net assets (Note C)                                 1.26%(3)          1.25%(3)
Net investment income to average net assets                                               1.31%(3)          0.94%(3)
Portfolio turnover rate                                                                     29%               44%
Per share amount of fees waived (Note C)                                           $     0.013        $    0.022

----------------------------------------------------------------------------------------------------------------------

*   Commencement of investment operations.
(1) Total return at net asset value assuming all distributions reinvested and no purchase premiums or redemption fees. Total return would have been lower had certain expenses not been waived.
(2) Not annualized.
(3) Annualized.



See notes to financial statements.

                                                       MCBT GLOBAL GROWTH FUND
------------------------------------------------------------------------------
                                                 NOTES TO FINANCIAL STATEMENTS

NOTE A - ORGANIZATION

Martin Currie Business Trust ("MCBT") (the "Trust") is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust on May 20, 1994. The Trust offers six funds which have differing investment objectives and policies: Global Growth Fund, Opportunistic EAFE Fund, Global Emerging Markets Fund, Japan Small Companies Fund, Emerging Americas Fund and Emerging Asia Fund, (the "Funds"). As of October 31, 1995 the Global Emerging Markets Fund had not commenced operations. The MCBT Global Growth Fund (the "Fund") commenced investment operations on June 15, 1994.

NOTE B - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

VALUATION OF INVESTMENTS - The Fund's portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices.
Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency's value and are translated into U.S. dollars at the current rate of exchange. Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost. Options and futures contracts are valued at the last sale price on the market where any such options or futures contract is principally traded. Options traded over-the-counter are valued based upon prices provided by market makers in such securities or dealers in such currencies. Securities for which current market quotations are unavailable or for which quotations are not deemed by the investment adviser to be representative of market values are valued at fair value as determined in good faith by the Trustees of the Fund, or by persons acting pursuant to procedures established by the Trustees.

REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

INVESTMENT TRANSACTIONS - Investment security transactions are recorded on the date of purchase or sale. Realized gains and losses from security transactions are determined on the basis of identified cost.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

FOREIGN CURRENCY TRANSLATIONS - The records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at a current rate of exchange of such currency to determine the value of investments, other assets and liabilities on the date of any determination of net asset value of the Fund. Purchases and sales of securities and income and expenses are converted at the prevailing rate of exchange on the respective dates of such transactions.

The Fund may realize currency gains or losses between the trade and settlement dates on security transactions. To minimize such currency gains or losses, the Fund may enter into a foreign currency exchange contract for the purchase or sale, for a fixed amount of U.S. dollars, of an amount of the foreign currency required to settle the security transaction.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund on each day and the resulting net unrealized appreciation, depreciation and related net receivable or payable amounts are determined by using forward currency exchange rates supplied by a quotation service.

                                                       MCBT GLOBAL GROWTH FUND
------------------------------------------------------------------------------
                                     NOTES TO FINANCIAL STATEMENTS (continued)


FOREIGN CURRENCY TRANSLATIONS (CONTINUED) - Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

FORWARD CURRENCY CONTRACTS - A forward foreign currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably. The Fund may enter into Forwards in connection with planned purchases and sales of securities, to hedge specific receivables or payables against changes in future exchange rates or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency.

CURRENCY CALL AND PUT OPTIONS - A call option written by the Fund obligates the Fund to sell specified currency to the option holder at a specified price at any time before the expiration date. A put option written by the Fund obligates the Fund to purchase specified currency from the option holder at a specified price at any time before the expiration date. These transactions involve a risk that a Fund may, upon exercise of the option, be required to sell currency at a price that is less than its market value or be required to purchase currency at a price that exceeds its market value. The Fund may also realize gains or losses by entering into closing purchase transactions identical to call or put options that have been written by the Fund in order to terminate its obligation under a call or put option. In determining the amount of gain or loss realized, the option premium paid and related transaction costs are added to the exercise price.

EXPENSES - Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to a Fund are split evenly among the affected Funds, allocated on the basis of relative average net assets, or otherwise allocated among the Funds as the Board of Trustees may direct or approve. Certain costs incurred in connection with the organization of the Trust and each Fund have been deferred and are being amortized on a straight line basis over a five year period starting on each Fund's commencement of operations.

DISTRIBUTIONS TO SHAREHOLDERS - The Fund declares and distributes dividends from net investment income, if any, and distributes its net realized capital gains, if any, at least annually. All distributions will be paid in shares of the Fund at the net asset value unless the shareholder elects in the subscription agreement to receive cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principals. These differences are primarily due to differing treatments for market discount, foreign currency transactions, losses deferred due to wash sales, post October 31 losses and excise tax regulations. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. Distributions are recorded on the ex-dividend date.

PURCHASES AND REDEMPTIONS OF FUND SHARES - There is a purchase premium for cash investments into the Fund of 0.75% of the amount invested and a redemption fee on cash redemptions of 0.75% of the amount redeemed. All purchase premiums and redemption fees are paid to, and recorded as paid-in-capital to the Fund, subject to being waived by Martin Currie. For the period ended October 31, 1995, there were no purchase premiums or redemption fees collected.

INCOME TAXES - Each Fund of the Trust is treated as a separate entity for federal tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute all of their taxable income, including realized capital gains, for the fiscal year. In addition, by distributing substantially all of their net investment income, capital gains and certain other amounts, if any, during the calendar year, the Funds will not be subject to a federal excise tax.

                                                       MCBT GLOBAL GROWTH FUND
------------------------------------------------------------------------------
                                     NOTES TO FINANCIAL STATEMENTS (continued)

INCOME TAXES (CONTINUED) - The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation. As of April 30, 1995 the Fund has elected for Federal income tax purposes to defer a $1,052,489 current year post October 31 loss as though the loss was incurred on the first day of the next fiscal year.

NOTE C - AGREEMENTS AND FEES

The Fund has entered into a Management Contract with Martin Currie, Inc. (the "Investment Manager"), a wholly owned subsidiary of Martin Currie Ltd. which is controlled by the Executive Directors of the various subsidiaries of Martin Currie Ltd. Under the Management Contract, the Fund pays the Investment Manager a quarterly management fee at the annual rate of 0.70% of the average net assets.

The Investment Manager has agreed with the Fund to reduce its fee until further notice to the extent necessary to limit the Fund's annual expenses (including the management fee but excluding brokerage commissions, transfer taxes, and extraordinary expenses) to 1.00% of the Fund's average net assets on an annualized basis. For the six months ended October 31, 1995, the Investment Manager has waived $49,648 of its fees.

State Street Bank and Trust Company (the "Administrator") serves as administrator of the Fund. The Administrator performs certain administrative services for the Fund. The Fund pays the Administrator a fee at the rate of 0.08% of the Fund's average net assets up to $125 million, 0.06% of the next $125 million, and 0.04% of those assets in excess of $250 million, subject to certain minimum requirements which have been waived for the first six months of the Fund's operation, plus certain out of pocket costs. State Street Bank and Trust Company also receives fees and compensation of expenses for certain custodian and transfer agent services.

Trustees of the Trust who are not interested persons receive annual fees of $20,000. Each Fund pays a pro-rata share based on its respective net assets.

NOTE D - INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investments, excluding short-term securities for the Fund for the period ended October 31, 1995 were as follows:

            NON-U.S.         U.S.          NON-U.S.         U.S.
           GOVERNMENT     GOVERNMENT      GOVERNMENT     GOVERNMENT
            PURCHASES      PURCHASES        SALES          SALES
           ----------     ----------      ----------     ----------
          $10,661,685     $        0     $11,275,576     $        0

The identified cost of investments in securities and repurchase agreements owned by the Fund for federal income tax purposes and their respective gross unrealized appreciation and depreciation at October 31, 1995 were as follows:

                                                        NET UNREALIZED
         IDENTIFIED          GROSS UNREALIZED            APPRECIATION
            COST      APPRECIATION     (DEPRECIATION)   (DEPRECIATION)
        -----------   ------------     --------------   --------------
        $37,293,200    $4,481,173        $(2,468,561)      $2,012,612


NOTE E - FORWARD FOREIGN CURRENCY CONTRACTS

At October 31, 1995, there were no outstanding forward exchange currency contracts.

NOTE F - PRINCIPAL SHAREHOLDERS

As of October 31, 1995, 100% of the Fund's outstanding shares were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.

                                                       MCBT GLOBAL GROWTH FUND
------------------------------------------------------------------------------
                                     NOTES TO FINANCIAL STATEMENTS (continued)


NOTE G - CONCENTRATION OF RISK

The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange). Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

                         MARTIN CURRIE BUSINESS TRUST

                                _____________


                            TRUSTEES  AND OFFICERS

                  C. James P. Dawnay, TRUSTEE AND PRESIDENT *
                           Simon D. Eccles, TRUSTEE
                        Patrick R. Wilmerding, TRUSTEE
                W. Stewart Coghill, VICE PRESIDENT AND TREASURER
                        J. Grant Wilson, VICE PRESIDENT
                         Julian M.C. Livingston, CLERK

                             * INTERESTED TRUSTEE
                                _____________


                              INVESTMENT MANAGER

                              Martin Currie, Inc.
                                Saltire Court
                               20 Castle Terrace
                               Edinburgh EH1 2ES
                                   Scotland
                               011-44-131-229-5252

                                 member of IMRO

                           Registered Investment Adviser
                                _____________


The information contained in this report is intended for general informational purposes only. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Private Placement Memorandum which contains important information concerning the Fund and its current offering of shares.

                         MARTIN CURRIE BUSINESS TRUST
                           OPPORTUNISTIC EAFE FUND








                              SEMI-ANNUAL REPORT

                               OCTOBER 31, 1995

                                 (UNAUDITED)

                                                  MCBT OPPORTUNISTIC EAFE FUND
------------------------------------------------------------------------------
                                                   PROFILE AT OCTOBER 31, 1995

       OBJECTIVE      Long term capital appreciation through active management
                      of a diversified portfolio of international equities outside the USA and Canada.

       LAUNCH DATE    July 1, 1994

       FUND SIZE      $89.8 m

       PERFORMANCE    Total return from July 1, 1994 to October 31, 1995
       SINCE LAUNCH
                      - MCBT - Opportunistic EAFE Fund (excluding all
                        transaction fees)                               +1.3%
                      - MCBT - Opportunistic EAFE Fund (including all
                        transaction fees)                               -0.2%
                      - The Morgan Stanley Capital International - EAFE
                        Index (from June 30, 1994 through
                        October 31, 1995)                               +2.4%

       PORTFOLIO      The behaviour of Wall Street has continued to influence
       COMMENTS       the direction of international markets.  The turn
                      in US interest rates came in July, with a 25 basis point reduction in short term rates. This, combined with still strong share prices, led international investors to believe that capital would begin to flow out of the US market to seek a home in international markets.

                      We reduced exposure to the UK as the market strengthened. Stocks such as GKN (manufacturer of auto parts) responded to better than expected results, although those with disappointing earnings such as Ladbroke (hotels and gaming) suffered set backs. We favour general industrials on low valuations and have started to buy selected consumer stocks at distressed levels. Politics will be highlighted during 1996 as the UK approaches a general election. The strong possibility of a change in government may provoke some nervousness.

                      In CONTINENTAL EUROPE, the strong Deutschemark led to some disappointment in reported earnings from German companies. We are underweight in Germany, on valuation grounds, preferring to obtain our hard currency exposure through The Netherlands and Austria. Our stock selection in the region was good, with Telecom Italia Mobile (cellular communications) contributing strongly.

                      In July the JAPANESE authorities indicated a major shift in policy, signaling a determination to address the problem of deflation. Interest rates are now at an historic low and the Economic Planning Agency has called for an increase in money supply. Intervention in the currency markets has brought the Yen down to the Y/$100 rate. We believe that it may weaken further from here and have put in place a hedge to protect 50% of the funds Yen assets. Good stock selection, with a focus on the technology sector, has enabled us to outperform the local index.

                      Over the six month period we have added to holdings in the PACIFIC BASIN in an attempt to capture superior growth. We were rewarded by a good move in the Hong
                      Kong stock market following the reduction in US interest rates. Taiwan weakened markedly as China flexed her muscles by conducting naval exercises close to the coast, and we used the weakness to add to our holdings in what we believe to be a very exciting region.

                      Our investments in the emerging markets of LATIN AMERICA and INDIA held back overall performance, though SOUTH AFRICA has been rewarding. Some recovery in confidence in Latin America led to a bounce in some markets. We re-entered the Mexican market at the end of October, concentrating on infrastructure stocks and exporters.

                                                  MCBT OPPORTUNISTIC EAFE FUND
------------------------------------------------------------------------------
                                                   PROFILE AT OCTOBER 31, 1995

                      As we move into 1996 we are confident that we can still find opportunities for growth. As the US returns to trend line growth and the European economies make only modest advances, we expect the less developed regions to provide us with the best opportunities. Although the prospects for growth in Japan are limited, the change in direction by the authorities is significant and could lead to a stronger market.

       INVESTMENT     All members of the investment team report directly to Joe
       MANAGER        Scott Plummer (Chief Investment Officer), who has 26 years
       PROFILE        of investment experience.  All funds are managed on a team basis with a named director heading each team.

                      Tony Hanlon has managed the MCBT Opportunistic EAFE Fund since inception.

                      He graduated from Glasgow University in 1984 with a degree in Public Law and completed a MBA degree at Manchester Business school in 1986. Worked for Salomon Brothers International in New York and London as an intitutional bond salesman. Joined Martin Currie in 1988, working in the North American team. Appointed investment manager in 1991 and promoted to director in 1993. As head of the Asset Control & Treasury team, he has responsibility for communicating and monitoring investment strategy.

                                                  MCBT OPPORTUNISTIC EAFE FUND
------------------------------------------------------------------------------
                                                   PROFILE AT OCTOBER 31, 1995

       ASSET ALLOCATION
        (% of net assets)


                    Europe                       39%
                    Japan                        32%
                    Pacific Basin                20%
                    Other Areas                   6%
                    Cash                          3%


       LARGEST HOLDINGS
       BY REGION/COUNTRY                         % OF NET ASSETS

                       EUROPE

                       Elsevier                   (Netherlands)   1.5
                       Veba                       (Germany)       1.4
                       Nestle                     (Switzerland)   1.4

                       JAPAN

                       Mitsubishi Heavy Industries                1.7
                       Kyocera                                    1.5
                       Rohm                                       1.4

                       PACIFIC BASIN

                       HSBC Holdings              (Hong Kong)     1.8
                       Broken Hill Property       (Australia)     1.5
                       Taiwan Opportunities Fund  (Taiwan)        1.4

                       OTHER AREAS

                       Indian Opportunities Fund  (India)         1.2

                                                  MCBT OPPORTUNISTIC EAFE FUND
------------------------------------------------------------------------------
                                                       SCHEDULE OF INVESTMENTS
                                                  OCTOBER 31, 1995 (Unaudited)

                                              SHARES        VALUE
                                             -------    -----------
LONG TERM INVESTMENTS - 97.2%
EUROPE - 39.4%
  AUSTRIA - 0.9%
   FLUGHAFEN WIEN                              7,270    $   466,971
   OESTER ELEKTRIZITA (VERBUND)                5,536        338,260
                                                        -----------
     TOTAL AUSTRIA - (COST $675,461)                        805,231
                                                        -----------

  BELGIUM - 0.5%
   KREDIETBANK                                 2,000        501,728
                                                        -----------
     TOTAL BELGIUM - (COST $494,358)                        501,728
                                                        -----------

  FRANCE - 5.4%
   AXA                                        15,200        844,220
   ELF AQUITAINE                               7,503        510,930
   IMETAL                                      2,450        288,583
   L'OREAL                                     4,100      1,001,922
   PEUGEOT                                     5,900        768,553
   SAINT GOBAIN                                   64          7,630
   SCHNEIDER                                  21,000        809,922
   SEITA                                      17,300        601,419
                                                        -----------
     TOTAL FRANCE - (COST $4,869,915)                     4,833,179
                                                        -----------

  GERMANY - 2.8%
   HOECHST                                     1,758        461,731
   MANNESMANN                                  2,400        789,940
   VEBA                                       31,000      1,272,727
                                                        -----------
     TOTAL GERMANY - (COST $2,249,217)                    2,524,398
                                                        -----------

  ITALY - 1.7%
   LA RINASCENTE                             123,670        733,176
   TELECOM ITALIA MOBIL                      495,000        830,693
                                                        -----------
     TOTAL ITALY - (COST $1,003,356)                      1,563,869
                                                        -----------

  LUXEMBOURG - 0.2%
   MILLICOM INTERNATIONAL CELLULAR *           5,334        176,022
                                                        -----------
     TOTAL LUXEMBOURG - (COST $131,188)                     176,022
                                                        -----------

  NETHERLANDS - 4.5%
   ELSEVIER                                  101,030      1,306,257
   INTERNATIONALE  NEDERLANDEN                18,791      1,120,695
   KONINKIJKE PTT NEDERLANDEN                 28,500      1,002,504
   POLYGRAM                                    9,405        587,142
                                                        -----------
     TOTAL NETHERLANDS - (COST $3,495,899)                4,016,598
                                                        -----------

  SPAIN - 1.7%
   BANCO SANTANDER                            17,480        761,899
   FOM DE CONST. Y CONTRATAS                   4,700        331,932
   REPSOL PETROLEO                            16,180        483,193
                                                        -----------
     TOTAL SPAIN - (COST $1,558,006)                      1,577,024
                                                        -----------

  SWEDEN - 1.2%
   ERICSSON L.M. TELEPHONE, CL B              23,000        488,359

See notes to financial statements.

                                                  MCBT OPPORTUNISTIC EAFE FUND
------------------------------------------------------------------------------
                                                       SCHEDULE OF INVESTMENTS
                                                  OCTOBER 31, 1995 (Unaudited)



                                              SHARES        VALUE
                                             -------    -----------
EUROPE - CONTINUED
  SWEDEN - CONTINUED
   STORA KOPPARBERG                           47,000    $   569,753
                                                        -----------
     TOTAL SWEDEN - (COST $1,112,415)                     1,058,112
                                                        -----------

  SWITZERLAND - 3.5%
   NESTLE                                      1,190      1,247,336
   ROCHE                                         160      1,162,688
   ZURICH VERSICHERUNG                         2,450        701,356
                                                        -----------
     TOTAL SWITZERLAND - (COST $2,529,267)                3,111,380
                                                        -----------

  UNITED KINGDOM - 17.0%
   ARGYLL                                    121,000        615,044
   BARRATT DEVELOPMENT                       265,933        815,668
   BRITISH AIRWAYS                            87,000        625,850
   BRITISH TELECOM                           103,200        613,489
   BTR, WARRANTS, 1995/1996 *                281,689        329,565
   DIXONS                                    125,320        758,855
   EAST MIDLANDS ELECTRICITY                  62,588        859,410
   GKN                                        67,530        861,608
   GLAXO                                      79,260      1,068,914
   GRANADA                                    76,435        818,126
   LADBROKE                                  296,000        776,854
   LEX SERVICE                                81,724        426,386
   MCKECHNIE                                  74,020        510,241
   NFC                                       318,136        779,622
   RECKITT & COLMAN                           90,000        957,628
   TOMKINS                                   268,157      1,057,789
   TSB                                       164,000        967,146
   UNILEVER                                   49,469        961,224
   WASSALL                                   113,250        485,005
   WOLSELEY                                  154,426        957,075
                                                        -----------
     TOTAL UNITED KINGDOM - (COST $13,361,727)           15,245,499
                                                        -----------

TOTAL EUROPE - (COST  $31,480,809)                       35,413,040
                                                        -----------

LATIN AMERICA - 4.3%
  ARGENTINA - 0.4%
   BUENOS AIRES EMBOTELLADORA, ADS             4,240         96,990
   CAPEX, GDR (f)                              9,434        114,728
   COMPANHIA NAVIERA PEREZ COMPAC, CL B       28,587        126,056
   YPF SOCIDAD ANONIMA, ADS                    4,186         71,685
                                                        -----------
     TOTAL ARGENTINA - (COST $371,847)                      409,459
                                                        -----------

  BRAZIL - 1.7%
   CENTRAIS ELETRICAS BRASILEIRAS, ADR *      18,600        263,975
   COMPANHIA ENERGETICA DE MINAS, ADR *        9,700        209,776
   COMPANHIA VALE DO RIO DOCE, ADR             8,880        357,771
   RHODIA STER, GDS                           17,711        239,098
   TELEBRAS, ADS                              10,780        434,321
   USIMINAS,  ADS                             14,300        135,299
                                                        -----------
     TOTAL BRAZIL - (COST $1,582,778)                     1,640,241
                                                        -----------

See notes to financial statements.

                                                  MCBT OPPORTUNISTIC EAFE FUND
------------------------------------------------------------------------------
                                                       SCHEDULE OF INVESTMENTS
                                                  OCTOBER 31, 1995 (Unaudited)

                                              SHARES        VALUE
                                             -------    -----------
LATIN AMERICA - CONTINUED
  CHILE - 0.7%
   MADECO, ADR                                 7,588    $   188,752
   MADERAS Y SINTETICOS SOCIEDAD, ADS          9,662        172,708
   SOCIEDAD QUIMICA Y MINERA, ADR              5,734        248,712
                                                        -----------
     TOTAL CHILE - (COST $387,961)                          610,172
                                                        -----------

  COLOMBIA - 0.3%
   CEMENTOS DIAMANTE, GDS (f)                 16,800        245,125
                                                        -----------
     TOTAL COLOMBIA - (COST $368,900)                       245,125
                                                        -----------

  ECUADOR - 0.3%
   LA CEMENTO NACIONAL DE ECUADOR, GDS         1,163        241,904
                                                        -----------
     TOTAL ECUADOR - (COST $293,760)                        241,904
                                                        -----------

  MEXICO - 0.6%
   CORPORATION  INDUSTRIAL ALFA *             10,000        113,684
   EMPRESAS ICA SOCIEDAD, ADR                 12,500        118,750
   GRUPO CARSO, ADS (f) *                     12,000        126,720
   GRUPO FINANCE BANAMEX, CL B                60,000        102,737
   KIMBERLY CLARKE, ADR                        4,300        112,875
                                                        -----------
     TOTAL MEXICO - (COST $568,711)                         574,766
                                                        -----------

  PERU - 0.3%
   CEMENTOS LIMA                              10,800        150,170
   PERU REAL ESTATE, CL B *                  250,000        131,173
                                                        -----------
     TOTAL PERU - (COST $300,764)                           281,343
                                                        -----------

TOTAL LATIN AMERICA - (COST  $3,874,902)                  4,003,010
                                                        -----------

PACIFIC BASIN - 19.7%
  AUSTRALIA - 2.0%
   BROKEN HILL PROPRIETARY                    97,667      1,322,760
   QANTAS AIRWAYS                            253,800        448,519
                                                        -----------
     TOTAL AUSTRALIA - (COST $1,658,501)                  1,771,279
                                                        -----------

  HONG KONG - 6.8%
   AMOY PROPERTIES                           804,900        775,574
   CHINA LIGHT & POWER                       152,000        809,964
   CITIC PACIFIC                             185,000        577,849
   HSBC HOLDINGS                             112,986      1,644,001
   HUTCHISON WHAMPOA                         205,700      1,133,363
   SWIRE PACIFIC, CL A                       161,925      1,214,694
                                                        -----------
     TOTAL HONG KONG - (COST $5,563,661)                  6,155,445
                                                        -----------

  MALAYSIA - 4.0%
   AMMB HOLDINGS                              77,740        963,719
   EDARAN OTOMOBILE NASIONAL                  63,000        495,868
   GENTING BERHAD                            118,550      1,021,741
   RESORTS WORLD BERHAD                       67,840        331,057
   UNITED ENGINEERS BERHAD                   120,000        746,163
                                                        -----------
     TOTAL MALAYSIA - (COST $3,751,504)                   3,558,548
                                                        -----------

See notes to financial statements.

                                                  MCBT OPPORTUNISTIC EAFE FUND
------------------------------------------------------------------------------
                                                       SCHEDULE OF INVESTMENTS
                                                  OCTOBER 31, 1995 (Unaudited)

                                              SHARES        VALUE
                                             -------    -----------
PACIFIC BASIN - CONTINUED
  SINGAPORE - 3.7%
   DEVELOPMENT BANK SINGAPORE                 87,800     $1,006,624
   FIRST CAPITAL CORPORATION                 191,000        516,362
   JARDINE MATHESON                          139,000        805,766
   SINGAPORE PRESS                            65,640      1,026,641
                                                        -----------
     TOTAL SINGAPORE - (COST $3,677,086)                  3,355,393
                                                        -----------

  SOUTH KOREA - 0.6%
   CITC SEOUL EXEL TRUST, IDR *                   18(a)     202,680
   KOREA PREFERRED FUND *                     29,000        323,350
                                                        -----------
     TOTAL SOUTH KOREA - (COST $508,200)                    526,030
                                                        -----------

  TAIWAN - 1.4%
   TAIWAN OPPORTUNITIES FUND (b) *           156,500      1,242,610
                                                        -----------
     TOTAL TAIWAN - (COST $1,492,817)                     1,242,610
                                                        -----------

  THAILAND - 1.2%
   THAI MILITARY BANK                        273,100      1,074,385
                                                        -----------
     TOTAL THAILAND - (COST $1,205,097)                   1,074,385
                                                        -----------

TOTAL PACIFIC BASIN - (COST  $17,856,866)                17,683,690
                                                        -----------

OTHER AREAS - 2.1%
  INDIA - 1.2%
   HIMALAYAN FUND *                            3,161         40,461
   HIMALAYAN FUND, WARRANTS *                    243            122
   INDIAN OPPORTUNITIES FUND (c) *           101,911      1,033,375
                                                        -----------
     TOTAL INDIA - (COST $1,551,424)                      1,073,958
                                                        -----------

  SOUTH AFRICA - 0.9%
   ISCOR                                     111,300        112,908
   MALBAK                                     18,000        119,677
   MURRAY & ROBERTS                           24,500        171,291
   POLIFIN *                                   1,950          4,197
   SAFMARINE & RENNIE                         30,000        104,872
   SASOL                                      13,000        112,275
   SOUTH AFRICAN BREWERIES                     4,300        141,180
                                                        -----------
     TOTAL SOUTH AFRICA - (COST $646,594)                   766,400
                                                        -----------

TOTAL OTHER AREAS - (COST  $2,198,017)                    1,840,358
                                                        -----------

JAPAN - 31.7%
   AMANO                                      37,000        448,507
   ASAHI CHEMICAL                            151,000      1,059,856
   ASAHI DIAMOND                              32,000        409,795
   CANON                                      72,000      1,231,732
   CANON APTEX                                13,000        241,459
   DAIFUKU                                    31,000        369,715
   DDI                                           114        923,857
   EIDEN SAKAKIYA                             24,000        279,193
   EXEDY CORPORATION                          19,000        295,322

See notes to financial statements.

                                                  MCBT OPPORTUNISTIC EAFE FUND
------------------------------------------------------------------------------
                                                       SCHEDULE OF INVESTMENTS
                                                  OCTOBER 31, 1995 (Unaudited)


                                              SHARES        VALUE
                                             -------    -----------
JAPAN - CONTINUED
   HITACHI                                   124,000    $ 1,272,789
   HITACHI METALS                             81,000        997,703
   ITO YOKADO                                 18,000        983,626
   ITOCHU                                    162,000        959,695
   KAMIGUMI                                   84,000        759,568
   KIRIN BEVERAGE                             25,000        378,806
   KURARAY, NO 7 SFR WARRANTS, 1997 *          1,320         29,067
   KYOCERA                                    16,000      1,310,719
   MABUCHI MOTOR                               7,000        423,579
   MARUI                                      35,000        605,601
   MASPRO DENKOH                               6,000         85,048
   MBL INT'L FINANCE (BERMUDA), EXCH.
    GTD NOTES, 3.00%, 11/30/2002          $  900,000(d)     925,806
   MITSUBISHI HEAVY INDUSTRIES               193,000      1,488,607
   MITSUI FUDOSAN                             80,000        915,001
   NIPPON EXPRESS                            122,000        989,882
   NOMURA SECURITIES                          61,000      1,115,108
   ORGANO                                     30,000        307,933
   RISO KAGAKU                                 4,400        354,426
   ROHM                                       21,000      1,274,842
   SANKYO                                     52,000      1,143,751
   SEKISUI HOUSE, NO 4 WARRANTS, 1997 *          130        167,375
   SHIMACHU                                   16,000        422,308
   SHIN ETSU CHEMICAL                         52,000      1,062,418
   SONY                                       18,600        836,405
   SUMITOMO ELECTRIC                          80,000        922,821
   SUMITOMO FORESTRY                          65,000        915,001
   SUMITOMO TRUST & BANKING                   89,000      1,026,639
   TAISHO PHARMACEUTICAL                      16,000        289,359
   TOKIO MARINE & FIRE                        98,000      1,005,914
   YURTEC                                     13,650        248,194
                                                        -----------
TOTAL JAPAN - (COST  $29,444,042)                        28,477,427
                                                        -----------

TOTAL LONG TERM INVESTMENTS - (COST  $84,854,636) +      87,417,525
                                                        -----------

                                             PRINCIPAL
                                               AMOUNT
SHORT TERM INVESTMENT- 2.8%
   STATE STREET BANK & TRUST, REPURCHASE
    AGREEMENT, 5.25%, 11/01/1995 (E)         $2,492,000   2,492,000
                                                        -----------
     TOTAL SHORT TERM - (COST  $2,492,000)                2,492,000
                                                        -----------

See notes to financial statements.

                                                  MCBT OPPORTUNISTIC EAFE FUND
------------------------------------------------------------------------------
                                                       SCHEDULE OF INVESTMENTS
                                                  OCTOBER 31, 1995 (Unaudited)

                                                                VALUE
                                                            -----------

TOTAL INVESTMENTS - (COST  $87,346,636) - 100.0%             89,909,525
                                                            -----------
CASH, RECEIVABLES AND OTHER ASSETS, LESS LIABILITIES - 0.0%     (90,418)
                                                            -----------
NET ASSETS - 100.0%                                         $89,819,107
                                                            -----------
                                                            -----------

*  Non-income producing security.
(a) Reflected in units.  1 IDR Unit = 1000 shares.
(b) The Taiwan Opportunities Fund is managed by Martin Currie Investment Management Ltd., which owns Martin Currie Inc.
(c) The Indian Opportunities Fund is managed by Martin Currie Chescor Ltd., an associate of Martin Currie Inc.
(d) Reflected at par value and denominated in U.S. dollars.
(e) The repurchase agreement, dated 10/31/95, $2,492,363 due 11/1/95, is collateralized by $1,625,000 United States Treasury Note, 11.25%, 2/15/15.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $486,573 or 0.5% of net assets.

+ Percentages of long term investments are presented in the portfolio by country. Percentages of net assets by industry are as follows: Air Travel 1.7%, Automobiles 1.9%, Banks 10.0%, Cement 0.7%, Chemicals 3.1%, Conglomerates 6.4%, Construction Materials 2.6%, Construction & Mining Equipment 0.1%, Containers & Glass 0.1%, Cosmetics & Toiletries 1.1%, Drugs & Health Care 5.2%, Electric Utilities 4.3%, Electrical Equipment 3.4%, Electronics 4.3%, Engineering 1.0%, Financial Services 1.2%, Food & Beverages 1.8%, Home Builders 1.5%, Hotels & Restaurants 0.9%, Household Products 1.2%, Industrial Machinery 6.7%, Insurance 4.2%, Investment Companies 3.2%, Leisure 3.1%, Liquor 0.1%, Metals 0.1%, Mining 1.9%, Oil & Gas 1.3%, Paper 0.8%, Petroleum Services 0.1%, Photography 1.6%, Publishing 2.6%, Real Estate 3.9%, Retail Trade 4.9%, Semi-Conductor 0.3%, Steel 1.3%, Telephone 5.0%, Tobacco 0.7%, Transportation 2.9%.

ADR American Depositary Receipts.
ADS American Depositary Shares.
GDR Global Depositary Receipts.
GDS Global Depositary Shares.
IDR International Depositary Receipts.


See notes to financial statements.

                                                  MCBT OPPORTUNISTIC EAFE FUND
------------------------------------------------------------------------------
                                           STATEMENT OF ASSETS AND LIABILITIES
                                                  OCTOBER 31, 1995 (Unaudited)



ASSETS

 Investments in securities, at value (cost - $84,854,636) (Note B) $87,417,525 Investments in repurchase agreements, at cost and value (Note B) 2,492,000
 Cash                                                                       885
 Foreign currency, at value (cost - $326,021)(Note B)                   323,679
 Receivable for investments sold                                        385,493
 Receivable for foreign currency sold                                   352,811
 Dividend and interest receivable                                       162,602
 Foreign income tax reclaim receivable                                   73,086
 Prepaid insurance expense                                                2,351
 Deferred organization expenses (Note B)                                  9,340
                                                                    -----------
   TOTAL ASSETS                                                      91,219,772
                                                                    -----------

LIABILITIES
 Payable for investments purchased                                      824,675
 Payable for foreign currency purchased                                 354,813
 Payable for fund shares purchased                                       13,070
 Management fee payable (Note C)                                        146,661
 Administration fee payable (Note C)                                      5,730
 Trustees fees payable (Note C)                                           2,549
 Accrued expenses and other liabilities                                  53,167
                                                                    -----------
   TOTAL LIABILITIES                                                  1,400,665
                                                                    -----------
TOTAL NET ASSETS                                                    $89,819,107
                                                                    -----------
                                                                    -----------
COMPOSITION OF NET ASSETS:
 Paid-in-capital                                                    $87,964,079
 Undistributed net investment income                                    699,143
 Accumulated net realized gain(loss) on investment and foreign
   currency transactions                                             (1,403,888)
 Net unrealized appreciation on investment and foreign
   currency transactions                                              2,559,773
                                                                    -----------
TOTAL NET ASSETS                                                    $89,819,107
                                                                    -----------
                                                                    -----------
NET ASSET VALUE PER SHARE                                           $     10.13
($89,819,107 / 8,865,004 shares of beneficial interest outstanding) -----------
                                                                    -----------

See notes to financial statements.

                                                  MCBT OPPORTUNISTIC EAFE FUND
------------------------------------------------------------------------------
                                                      STATEMENT OF OPERATIONSS
                                 SIX MONTHS ENDED OCTOBER 31, 1995 (Unaudited)


INVESTMENT INCOME
  Interest income                                            $  149,227
  Dividend income                                             1,022,800
  Foreign taxes witheld                                        (132,416)
                                                             ----------
     TOTAL INVESTMENT INCOME                                  1,039,611
                                                             ----------

EXPENSES
  Management fee (Note C)                                       314,945
  Custodian fee                                                  86,218
  Administration fee                                             36,976
  Audit fee                                                      12,328
  Legal fees                                                      4,698
  Transfer agent fee                                              3,254
  Trustees fees (Note C)                                          2,553
  Amortization of deferred organization expenses                  1,283
  Miscellaneous expenses                                          5,163
  Fees and expenses waived by the investment manager (Note C)   (17,558)
                                                             ----------
     TOTAL EXPENSES                                             449,860
                                                             ----------
NET INVESTMENT INCOME                                           589,751
                                                             ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY
  Net realized loss on investment transactions                 (506,757)
  Net realized gain on foreign currency transactions          1,107,048
  Net increase in unrealized appreciation(depreciation) on:
     Investments                                              1,597,046
     Foreign currency transactions                             (292,148)
                                                             ----------
NET GAIN ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS      1,905,189
                                                             ----------

NET INCREASE IN NET ASSETS FROM OPERATIONS                   $2,494,940
                                                             ----------
                                                             ----------


See notes to financial statements.

                                                  MCBT OPPORTUNISTIC EAFE FUND
------------------------------------------------------------------------------
                                            STATEMENT OF CHANGES IN NET ASSETS
                                                                   (Unaudited)

                                                                              Six Months        July 1, 1994*
                                                                                 Ended             through
                                                                            October 31, 1995    April 30, 1995
                                                                            ----------------    --------------

NET ASSETS at beginning of period                                              $72,660,677        $         0
                                                                               -----------        -----------

INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                            589,751            401,984
  Net realized loss on investment transactions                                    (506,757)        (2,066,233)
  Net realized gain(loss) on foreign currency transactions                       1,107,048           (230,538)
  Net increase in unrealized appreciation(depreciation) on:
     Investments                                                                 1,597,046            963,500
     Foreign currency transactions                                                (292,148)           291,374
                                                                               -----------        -----------
  Net increase(decrease) in net assets from operations                           2,494,940           (639,913)
                                                                               -----------        -----------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sales of shares                                             22,066,947         73,000,541
  Cost of shares repurchased                                                    (7,627,302)          (112,434)
  Paid in capital from subscription and redemption fees                            223,845            412,483
                                                                               -----------        -----------
  Total increase in net assets from capital share transactions                  14,663,490         73,300,590
                                                                               -----------        -----------
     NET INCREASE IN NET ASSETS                                                 17,158,430         72,660,677
                                                                               -----------        -----------
NET ASSETS at end of period (includes undistributed net investment income      $89,819,107        $72,660,677
                                  of $699,143 and $109,392 respectively)       -----------        -----------

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
  Shares sold                                                                    2,240,376          7,382,111
  Less shares repurchased                                                         (745,686)           (11,797)
                                                                               -----------        -----------
  Net share transactions                                                         1,494,690          7,370,314
                                                                               -----------        -----------
                                                                               -----------        -----------

* Commencement of investment operations.



See notes to financial statements.

                                                  MCBT OPPORTUNISTIC EAFE FUND
------------------------------------------------------------------------------
                                                          FINANCIAL HIGHLIGHTS
                                        FOR A SHARE OUTSTANDING FOR THE PERIOD
                                                                   (Unaudited)


                                                                                        Six Months     July 1, 1994 *
                                                                                           Ended          through
                                                                                     October 31, 1995   April 30, 1995
                                                                                     ----------------   --------------

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                                 $     9.860        $    10.000

Net investment income                                                                      0.066              0.055
Net realized and unrealized loss on investment and foreign currency transactions (1)       0.204             (0.195)
                                                                                     -----------        -----------
Total from investment operations                                                           0.270             (0.140)
                                                                                     -----------        -----------

Net asset value, end of period                                                       $    10.130        $     9.860
                                                                                     -----------        -----------
                                                                                     -----------        -----------

TOTAL INVESTMENT RETURN (2) (3)                                                             2.74%             (1.40)%
                                                                                     -----------        -----------
                                                                                     -----------        -----------

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period                                                            $89,819,107        $72,660,677
Operating expenses, net, to average net assets (Note C)                                     1.00%(4)           1.00%(4)
Operating expenses, gross, to average net assets (Note C)                                   1.04%(4)           1.37%(4)
Net investment income to average net assets                                                 1.31%(4)           1.32%(4)
Portfolio turnover rate                                                                       29%                39%
Per share amount of fees waived (Note C)                                             $     0.002        $     0.015

------------------------------------------------------------------------------------------------------------------------


*   Commencement of investment operations.
(1) Includes purchase premiums and redemption fees. (Note B)
(2) Total return at net asset value assuming all distributions reinvested and no purchase premiums or redemption fees. Total return would have been lower had certain expenses not been waived.
(3) Not annualized.
(4) Annualized.



See notes to financial statements.

                                                  MCBT OPPORTUNISTIC EAFE FUND
------------------------------------------------------------------------------
                                                 NOTES TO FINANCIAL STATEMENTS

NOTE A - ORGANIZATION

Martin Currie Business Trust ("MCBT") (the "Trust") is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust on May 20, 1994. The Trust offers six funds which have differing investment objectives and policies: Global Growth Fund, Opportunistic EAFE Fund, Global Emerging Markets Fund, Japan Small Companies Fund, Emerging Americas Fund and Emerging Asia Fund, (the "Funds"). As of October 31, 1995 the Global Emerging Markets Fund had not commenced operations. The MCBT Opportunistic EAFE Fund (the "Fund") commenced investment operations on July 1, 1994.

NOTE B - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

VALUATION OF INVESTMENTS - The Fund's portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices.
Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency's value and are translated into U.S. dollars at the current rate of exchange. Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost. Options and futures contracts are valued at the last sale price on the market where any such options or futures contract is principally traded. Options traded over-the-counter are valued based upon prices provided by market makers in such securities or dealers in such currencies. Securities for which current market quotations are unavailable or for which quotations are not deemed by the investment adviser to be representative of market values are valued at fair value as determined in good faith by the Trustees of the Fund, or by persons acting pursuant to procedures established by the Trustees.

REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

INVESTMENT TRANSACTIONS - Investment security transactions are recorded on the date of purchase or sale. Realized gains and losses from security transactions are determined on the basis of identified cost.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

FOREIGN CURRENCY TRANSLATIONS - The records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at a current rate of exchange of such currency to determine the value of investments, other assets and liabilities on the date of any determination of net asset value of the Fund. Purchases and sales of securities and income and expenses are converted at the prevailing rate of exchange on the respective dates of such transactions.

The Fund may realize currency gains or losses between the trade and settlement dates on security transactions. To minimize such currency gains or losses, the Fund may enter into a foreign currency exchange contract for the purchase or sale, for a fixed amount of U.S. dollars, of an amount of the foreign currency required to settle the security transaction.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund on each day and the resulting net unrealized appreciation, depreciation and related net receivable or payable amounts are determined by using forward currency exchange rates supplied by a quotation service.

                                                  MCBT OPPORTUNISTIC EAFE FUND
------------------------------------------------------------------------------
                                   NOTES TO FINANCIAL STATEMENTS (continued)


FOREIGN CURRENCY TRANSLATIONS (CONTINUED) - Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

FORWARD CURRENCY CONTRACTS - A forward foreign currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably. The Fund may enter into Forwards in connection with planned purchases and sales of securities, to hedge specific receivables or payables against changes in future exchange rates or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency.

CURRENCY CALL AND PUT OPTIONS - A call option written by the Fund obligates the Fund to sell specified currency to the option holder at a specified price at any time before the expiration date. A put option written by the Fund obligates the Fund to purchase specified currency from the option holder at a specified price at any time before the expiration date. These transactions involve a risk that a Fund may, upon exercise of the option, be required to sell currency at a price that is less than its market value or be required to purchase currency at a price that exceeds its market value. The Fund may also realize gains or losses by entering into closing purchase transactions identical to call or put options that have been written by the Fund in order to terminate its obligation under a call or put option. In determining the amount of gain or loss realized, the option premium paid and related transaction costs are added to the exercise price.

EXPENSES - Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to a Fund are split evenly among the affected Funds, allocated on the basis of relative average net assets, or otherwise allocated among the Funds as the Board of Trustees may direct or approve. Certain costs incurred in connection with the organization of the Trust and each Fund have been deferred and are being amortized on a straight line basis over a five year period starting on each Fund's commencement of operations.

DISTRIBUTIONS TO SHAREHOLDERS - The Fund declares and distributes dividends from net investment income, if any, and distributes its net realized capital gains, if any, at least annually. All distributions will be paid in shares of the Fund at the net asset value unless the shareholder elects in the subscription agreement to receive cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principals. These differences are primarily due to differing treatments for market discount, foreign currency transactions, losses deferred due to wash sales, post October 31 losses and excise tax regulations. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. Distributions are recorded on the ex-dividend date.

PURCHASES AND REDEMPTIONS OF FUND SHARES - There is a purchase premium for cash investments into the Fund of 0.75% of the amount invested and a redemption fee on cash redemptions of 0.75% of the amount redeemed. All purchase premiums and redemption fees are paid to, and recorded as paid-in-capital to the Fund, subject to being waived by Martin Currie. For the six months ended October 31, 1995, $166,656 was collected in purchase premiums and $57,189 was collected in redemption fees.

INCOME TAXES - Each Fund of the Trust is treated as a separate entity for federal tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute all of their taxable income, including realized capital gains, for the fiscal year. In addition, by distributing substantially all of their net investment income, capital gains and certain other amounts, if any, during the calendar year, the Funds will not be subject to a federal excise tax.

                                                  MCBT OPPORTUNISTIC EAFE FUND
------------------------------------------------------------------------------
                                   NOTES TO FINANCIAL STATEMENTS (continued)


INCOME TAXES (CONTINUED) - The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation. As of April 30, 1995 the Fund had a capital loss carry forward of $31,328 which expires in the year 2003. As of April 30, 1995 the Fund has elected for Federal income tax purposes to defer a $1,927,248 current year post October 31 loss as though the loss was incurred on the first day of the next fiscal year.

NOTE C - AGREEMENTS AND FEES

The Fund has entered into a Management Contract with Martin Currie, Inc. (the "Investment Manager"), a wholly owned subsidiary of Martin Currie Ltd. which is controlled by the Executive Directors of the various subsidiaries of Martin Currie Ltd. Under the Management Contract, the Fund pays the Investment Manager a quarterly management fee at the annual rate of 0.70% of the average net assets.

The Investment Manager has agreed with the Fund to reduce its fee until further notice to the extent necessary to limit the Fund's annual expenses (including the management fee but excluding brokerage commissions, transfer taxes, and extraordinary expenses) to 1.00% of the Fund's average net assets on an annualized basis. As of October 31, 1995, the Investment Manager has waived $17,558 of its fees.

State Street Bank and Trust Company (the "Administrator") serves as administrator of the Fund. The Administrator performs certain administrative services for the Fund. The Fund pays the Administrator a fee at the rate of 0.08% of the Fund's average net assets up to $125 million, 0.06% of the next $125 million, and 0.04% of those assets in excess of $250 million, subject to certain minimum requirements which have been waived for the first six months of the Fund's operation, plus certain out of pocket costs. State Street Bank and Trust Company also receives fees and compensation of expenses for certain custodian and transfer agent services.

Trustees of the Trust who are not interested persons receive annual fees of $20,000. Each Fund pays a pro-rata share based on its respective net assets.

NOTE D - INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investments, excluding short-term securities for the Fund for the six months ended October 31, 1995 were as follows:

                       NON-U.S.        U.S.         NON-U.S.        U.S.
                     GOVERNMENT     GOVERNMENT     GOVERNMENT    GOVERNMENT
                      PURCHASES      PURCHASES       SALES          SALES
                     ----------     ----------     ----------    ----------
                    $41,462,366     $        0     $24,713,288   $        0

The identified cost of investments in securities and repurchase agreements owned by the Fund for federal income tax purposes and their respective gross unrealized appreciation and depreciation at October 31, 1995 were as follows:

                                                               NET UNREALIZED
                  IDENTIFIED        GROSS UNREALIZED            APPRECIATION
                     COST     APPRECIATION   (DEPRECIATION)    (DEPRECIATION)
                  ----------  ------------   -------------     --------------
                 $87,346,636   $7,257,771     $(4,694,882)       $2,562,889

NOTE E - FORWARD FOREIGN CURRENCY CONTRACTS

At October 31, 1995, there were no outstanding forward exchange currency contracts.

NOTE F - PRINCIPAL SHAREHOLDERS

As of October 31, 1995, 22% of the Fund's outstanding shares were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.

                                                  MCBT OPPORTUNISTIC EAFE FUND
------------------------------------------------------------------------------
                                     NOTES TO FINANCIAL STATEMENTS (continued)


NOTE G - CONCENTRATION OF RISK

The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange). Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

                         MARTIN CURRIE BUSINESS TRUST

                                ____________


                            TRUSTEES  AND OFFICERS

                  C. James P. Dawnay, TRUSTEE AND PRESIDENT *
                           Simon D. Eccles, TRUSTEE
                        Patrick R. Wilmerding, TRUSTEE
               W. Stewart Coghill, VICE PRESIDENT AND TREASURER
                       J. Grant Wilson, VICE PRESIDENT
                        Julian M.C. Livingston, CLERK

                             * INTERESTED TRUSTEE
                             ____________________


                              INVESTMENT MANAGER

                              Martin Currie, Inc.
                                 Saltire Court
                               20 Castle Terrace
                               Edinburgh EH1 2ES
                                   Scotland
                              011-44-131-229-5252

                                member of IMRO

                         Registered Investment Adviser
                             ____________________


The information contained in this report is intended for general informational purposes only. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current
Private Placement Memorandum which contains important information concerning the Fund and its current offering of shares.

                         MARTIN CURRIE BUSINESS TRUST
                          JAPAN SMALL COMPANIES FUND



                              SEMI-ANNUAL REPORT

                              OCTOBER 31, 1995

                                (UNAUDITED)

                                               MCBT JAPAN SMALL COMPANIES FUND
------------------------------------------------------------------------------
                                       PROFILE AT OCTOBER 31, 1995 (Unaudited)


OBJECTIVE        Long-term capital appreciation through active management of a diversified portfolio of equities in Japanese companies with relatively small capitalization, which may not have wide market recognition.

LAUNCH DATE      August 15, 1994

FUND SIZE        $60.6m

PERFORMANCE      Total return from August 15, 1994 through October 31, 1995
SINCE LAUNCH

                 -  MCBT - Japan Small Companies Fund (excluding all
                    transaction fees)                                   -7.4%
                 -  MCBT - Japan Small Companies Fund (including all
                    transaction fees)                                   -9.2%
                 -  The Tokyo Stock Exchange - Second Section Index
                     (from August 31, 1994 thru October 31, 1995)      -24.6%

PORTFOLIO        Although the fund declined by 3.6% over the six month period,
COMMENTS         it has performed significantly better than the benchmark index, the TSE Second Section, which fell by 9.4%.

                 Pressure on the Japanese economy, from the very strong currency and domestic deflation, finally led the authorities to implement a major shift in policy in July. Interest rates are now at an historic low (overnight rates are only 0.5%) as a result of a more expansionary monetary policy. The recent fiscal package amounting to some $80bn of real spending is sufficient to add 1.7% to GDP in fiscal year ending March 1997. Intervention in the currency markets has brought the yen down to the Y/$100 rate. We believe that it may weaken further from here, and have, since the end of October, reinstated the hedge protecting 50% of the fund's Yen assets.

                 The problems in the banking sector, whilst commanding the headlines in the newspapers, do not, in our view, constitute a crisis. The level of operating profits in the banking sector is at an historic peak, which is enabling the balance sheet adjustments to occur more rapidly than previously expected. It will, however, take time for the bad debts to be worked out of the financial system, and we can expect further failures among smaller institutions.

                 Smaller stocks have generally fared better in the market than larger ones, and our technology-orientated stocks have performed particularly well. As a result of new subscriptions, the fund size has increased from $45.0m to $60.6m. A subscription late in October temporarily inflated the cash balance, which has now been invested. We have favoured retailers, electronics manufacturers and companies that will benefit from the reconstruction of Kobe.

                                               MCBT JAPAN SMALL COMPANIES FUND
------------------------------------------------------------------------------
                                       PROFILE AT OCTOBER 31, 1995 (Unaudited)

INVESTMENT       All members of the investment team report directly to Joe Scott
MANAGER          Plummer (Chief Investment Officer), who has 26 years of
PROFILE          investment experience.  All funds are managed on a team basis with a named director heading each team.

                 Michael Thomas assisted by James Salter has managed the MCBT Japan Small Companies Fund since inception.

                 Michael graduated from Bristol University with a degree in Economics and joined stockbrokers Vickers da Costa in 1973.
                 He began covering the Japanese market in 1975 and became director of its Japanese department in 1982. A specialist on Japan, he joined Martin Currie in 1989 as a director and head of the Far East investment team. Became head of the Japan team in 1993 following the restructure of the Far East team.

                 James graduated from Reading University. in 1988 in Classics and Anthropology and went on to complete the Japan studies MA course at the School of Oriental and African Studies. Joined Foreign & Colonial in 1989 and was seconded to Japan with The Long Term Credit Bank of Japan. Joined Martin Currie in July 1992 as a member of the Pacific Basin and latterly the Japan team. He was promoted to director in 1995.

LARGEST HOLDINGS                               % OF NET ASSETS

                 Maezawa Industries                   3.0
                 Ryosan                               3.0
                 Io Data Device                       2.8
                 Kirin Beverage                       2.8
                 Promise                              2.7

                                               MCBT JAPAN SMALL COMPANIES FUND
------------------------------------------------------------------------------
                                                       SCHEDULE OF INVESTMENTS
                                                  OCTOBER 31, 1995 (Unaudited)

                                                      SHARES          VALUE
                                                      ------          -----

LONG TERM INVESTMENTS - 87.4%
COMMON STOCK - 80.5%
   AIPHONE                                            33,000       $  532,284
   ASIA SECURITIES PRINTING                           20,000          742,949
   CANON APTEX                                        54,000        1,002,982
   CHAIN STORE OKUWA                                  24,000          330,808
   CHIYODA                                            52,000        1,021,751
   CHIYODA FIRE & MARINE                             130,000          692,605
   CHUGOKU BANK                                       55,000          876,387
   CIRCLE K JAPAN *                                   30,000        1,143,751
   COCO'S JAPAN                                       67,000          654,968
   DAIFUKU                                            90,000        1,073,366
   DAIWA KOSHO LEASE                                 138,000        1,241,116
   DAIWA LOGISTICS *                                  60,000        1,231,732
   DDI                                                   100          810,401
   DOWA FIRE & MARINE                                120,000          558,385
   EIDEN SAKAKIYA                                     30,000          348,991
   EXEDY CORPORATION                                  60,000          932,597
   FUJI MACHINE MANUFACTURING                         33,000        1,241,996
   FUJITSU BUSINESS SYSTEMS                           40,000        1,008,847
   GEOMATEC                                           14,000          665,135
   GLORY                                              30,000        1,052,837
   HIGASHI NIHON HOUSE                                30,000          401,779
   HIROSE ELECTRIC                                    16,800        1,072,428
   IO DATA DEVICE                                     24,000        1,712,694
   IZUMI                                              30,000          568,943
   KIRIN BEVERAGE                                    110,000        1,666,748
   MABUCHI MOTOR                                      24,000        1,452,270
   MAEZAWA INDUSTRIES                                 76,000        1,820,226
   MASPRO DENKOH                                      24,000          340,193
   MELCO                                               3,000          162,765
   MIRAI INDUSTRY                                     20,000          432,084
   NATIONAL HOUSE INDUSTRIAL                          70,000        1,190,674
   NICHICON                                           60,000          809,424
   NIPPON KOEI                                        42,000          427,000
   NIPPON SYSTEM DEVELOPMENT                          13,000          158,854
   NISSHA PRINTING                                   100,000        1,221,956
   NISSIN FOOD PRODUCTS                               60,000        1,349,040
   NTN                                                90,000          549,880
   ORGANO                                             90,000          923,799
   ORIENTAL CONSTRUCTION                              35,000          739,039
   PCA                                                14,000          396,891
   PROMISE                                            41,000        1,615,230
   RISO KAGAKU                                        12,000          966,616
   RYOSAN                                             65,000        1,804,585
   SANKYO                                             21,300        1,036,942
   SANTEN PHARMACEUTICAL                              60,000        1,419,424
   SHIMACHU                                           40,000        1,055,770
   SHOWA                                              77,000          583,362
   SONY MUSIC ENTERTAINMENT                           28,000        1,198,886
   TAISHO PHARMACEUTICAL                              70,000        1,265,947
   TEN ALLIED                                         10,000          130,016
   TOKAI LEASE                                        47,000          411,672
   XEBIO                                              35,000        1,300,161



See notes to financial statements.

                                               MCBT JAPAN SMALL COMPANIES FUND
------------------------------------------------------------------------------
                                                       SCHEDULE OF INVESTMENTS
                                                  OCTOBER 31, 1995 (Unaudited)

COMMON STOCK - CONTINUED
   YOKOGAWA BRIDGE                                    59,000     $    824,771
   YORK BENIMARU                                      15,000          475,097
   YURTEC                                              9,450          171,827
                                                                 ------------
     TOTAL COMMON STOCK - (COST $49,582,063)                       48,820,881
                                                                 ------------
                                                    PRINCIPAL
                                                     AMOUNT
                                                   ----------
CONVERTIBLE BONDS - 6.6%
   IZUMI, NO 3, 4.5%, 02/28/2001                  Y 60,000,000       680,385
   JONAS, NO 1, 1.4%, 12/30/1999                  Y100,000,000     1,045,995
   KATO DENKI, SWISS FRANC CONVERTIBLE,
    1.375%, 09/30/1999                            f    900,000       903,726
   MATSUSHITA ELECTRIC, NO 8, 2.7%, 05/31/2002    Y100,000,000     1,116,379
   NITTO DENKO, NO 4, 3.9%, 03/30/2001            Y 20,000,000       247,128
                                                                 -----------
     TOTAL CONVERTIBLE BONDS - (COST $4,199,041)                   3,993,613
                                                                 -----------

WARRANTS - 0.3%
   KURARAY *                                          400            164,000
                                                                 -----------
     TOTAL WARRANTS - (COST $198,200)                                164,000
                                                                 -----------

TOTAL LONG TERM INVESTMENTS - (COST $53,979,303) +                52,978,494
                                                                 -----------


                                                    PRINCIPAL
                                                     AMOUNT
                                                    ---------
SHORT TERM INVESTMENT- 18.6%
   STATE STREET BANK & TRUST, REPURCHASE AGREEMENT,
    5.25%, 11/01/1995 (a)                           $11,269,000   11,269,000
                                                                 -----------
     TOTAL SHORT TERM - (COST $11,269,000)                        11,269,000
                                                                 -----------

TOTAL INVESTMENTS - (COST  $65,248,303) - 106.0%                  64,247,494
                                                                 -----------
CASH, RECEIVABLES AND OTHER ASSETS, LESS LIABILITIES - (6.0)%     (3,640,597)
                                                                 -----------
NET ASSETS - 100.0%                                              $60,606,897
                                                                 -----------
                                                                 -----------

*   Non-income producing security.
f   Denominated in Swiss francs.
Y   Denominated in Japanese yen.
(a) The repurchase agreement, dated 10/31/95, $11,270,643 due 11/1/95, is collaterized by $7,340,000 United States Treasury Notes, 11.25%, 2/15/15.

+   Percentages of long term net assets by industry are as follows:
    Automobiles 1.0%, Banks 1.4%, Building Construction 4.7%, Commercial Services 2.7%, Computers & Business Equipment 3.1%, Copier Equipment 1.7%, Drugs & Health Care 6.1%, Electrical Equipment 9.9%, Electronics 5.3%, Entertainment 2.0%, Finance 2.7%, Financial Services 2.1%, Food & Beverages 6.9%, Forest Products 2.0%, Industrial Machinery 11.7%, Metals 1.2%, Office Furnishings & Supplies 3.9%, Publishing 1.2%, Retail Trade 14.0%, Semi-Conductor 1.5%, Textiles 0.3%, Transportation 2.0%.



See notes to financial statements.

                                               MCBT JAPAN SMALL COMPANIES FUND
------------------------------------------------------------------------------
                                           STATEMENT OF ASSETS AND LIABILITIES
                                                  OCTOBER 31, 1995 (Unaudited)



ASSETS
  Investments in securities, at value (cost $53,979,303) (Note B)                   $52,978,494
  Investments in repurchase agreements, at cost and value (Note B)                   11,269,000
  Cash                                                                                      217
  Receivable for investments sold                                                       631,031
  Dividend and interest receivable                                                      121,067
  Prepaid insurance expense                                                               2,351
  Deferred organization expenses                                                          9,654
                                                                                    -----------
     TOTAL ASSETS                                                                    65,011,814
                                                                                    -----------

LIABILITIES
  Payable for investments purchased                                                   4,127,240
  Due to Custodian                                                                      112,672
  Management fee payable (Note C)                                                       129,309
  Administration fee payable (Note C)                                                     3,420
  Trustees fees payable (Note C)                                                          1,448
  Accrued expenses and other liabilities (Note B)                                        30,828
                                                                                    -----------
     TOTAL LIABILITIES                                                                4,404,917
                                                                                    -----------
TOTAL NET ASSETS                                                                    $60,606,897
                                                                                    -----------
                                                                                    -----------

COMPOSITION OF NET ASSETS:
  Paid-in-capital                                                                   $61,778,228
  Undistributed net investment loss                                                    (218,806)
  Accumulated net realized gain on investment and foreign currency transactions          28,866
  Net unrealized depreciation on investment and foreign currency transactions          (981,391)
                                                                                    -----------
TOTAL NET ASSETS                                                                    $60,606,897
                                                                                    -----------
                                                                                    -----------

NET ASSET VALUE PER SHARE                                                           $      9.26
($60,606,897 / 6,547,656 shares of beneficial interest outstanding)                 -----------
                                                                                    -----------



See notes to financial statements.

                                               MCBT JAPAN SMALL COMPANIES FUND
------------------------------------------------------------------------------
                                                       STATEMENT OF OPERATIONS
                                             SIX MONTHS ENDED OCTOBER 31, 1995
                                                                   (Unaudited)


INVESTMENT INCOME
  Interest income                                                $    83,081
  Dividend income                                                    136,436
  Foreign taxes witheld                                              (23,352)
                                                                 -----------
     TOTAL INVESTMENT INCOME                                         196,165
                                                                 -----------

EXPENSES
  Management fee (Note C)                                            248,628
  Custodian fee                                                       37,931
  Administration fee                                                  31,798
  Audit fee                                                           12,328
  Legal fees                                                           2,692
  Transfer agent fee                                                   3,254
  Trustees fees (Note C)                                               1,448
  Amortization of deferred organization expenses                       1,283
  Miscellaneous expenses                                               5,106
                                                                 -----------
     TOTAL EXPENSES                                                  344,468
                                                                 -----------
NET INVESTMENT INCOME                                               (148,303)
                                                                 -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY
  Net realized loss on investment transactions                    (1,020,386)
  Net realized gain on foreign currency transactions               1,161,208
  Net increase in unrealized depreciation on:
     Investments                                                  (1,662,084)
     Foreign currency transactions                                  (456,004)
                                                                 -----------
NET LOSS ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS          (1,977,266)
                                                                 -----------
NET DECREASE IN NET ASSETS FROM OPERATIONS                       $(2,125,569)
                                                                 -----------


See notes to financial statements.

                                               MCBT JAPAN SMALL COMPANIES FUND
------------------------------------------------------------------------------
                                            STATEMENT OF CHANGES IN NET ASSETS
                                                                   (Unaudited)


                                                                        Six Months         August 15, 1994 *
                                                                          Ended                 through
                                                                     October 31, 1995        April 30, 1995
                                                                     ----------------      -----------------

NET ASSETS at beginning of period                                       $44,969,083           $         0
                                                                        -----------           -----------

INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income(loss)                                              (148,303)               54,959
  Net realized loss on investment transactions                           (1,020,386)             (239,637)
  Net realized gain on foreign currency transactions                      1,161,208                10,618
  Net increase in unrealized appreciation(depreciation) on:
     Investments                                                         (1,662,084)              661,299
     Foreign currency transactions                                         (456,004)              475,398
                                                                        -----------           -----------
  Net increase(decrease) in net assets from operations                   (2,125,569)              962,637
                                                                        -----------           -----------

DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income                                                           0                (4,024)
  In excess of net realized loss on investments                                   0                (4,375)
                                                                        -----------           -----------
  Total distributions                                                             0                (8,399)
                                                                        -----------           -----------

CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sales of shares                                      17,683,759            43,727,477
  Reinvestment of dividends and distributions to shareholders                     0                 8,399
  Cost of shares repurchased                                               (100,000)                    0
  Paid in capital from subscription and redemption fees                     179,624               278,969
                                                                        -----------           -----------
  Total increase in net assets from capital share transactions           17,763,383            44,014,845
                                                                        -----------           -----------
     NET INCREASE IN NET ASSETS                                          15,637,814            44,969,083
                                                                        -----------           -----------

NET ASSETS at end of period (net of accumulated net investment losses   $60,606,897           $44,969,083
                              of $218,806 and $70,503)                  -----------           -----------
                                                                        -----------           -----------

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
  Shares sold                                                             1,876,711             4,680,605
  Shares issued in reinvestment of distributions to shareholders                  0                   833
  Less shares repurchased                                                   (10,493)                    0
                                                                        -----------           -----------
  Net share transactions                                                  1,866,218             4,681,438
                                                                        -----------           -----------
                                                                        -----------           -----------


* Commencement of investment operations.


See notes to financial statements.

                                               MCBT JAPAN SMALL COMPANIES FUND
------------------------------------------------------------------------------
                                                          FINANCIAL HIGHLIGHTS
                                        FOR A SHARE OUTSTANDING FOR THE PERIOD
                                                                   (Unaudited)


                                                                                            Six Months         August 15, 1994*
                                                                                               Ended                 through
                                                                                         October 31, 1995        April 30, 1995
                                                                                         ----------------      -----------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                                        $     9.610           $   10.000

Net investment income                                                                            (0.023)               0.013
Net realized and unrealized loss on investment and foreign currency transactions (1)             (0.327)              (0.398)
                                                                                            -----------           ----------
Total from investment operations                                                                 (0.350)              (0.385)
                                                                                            -----------           ----------
Less distributions:
  Dividends from net investment income                                                            0.000               (0.002)
  Distributions from net realized capital gains                                                   0.000               (0.003)
                                                                                            -----------           ----------
Total distributions                                                                               0.000               (0.005)
                                                                                            -----------           ----------

Net asset value, end of period                                                                    9.260           $    9.610
                                                                                            -----------           ----------
                                                                                            -----------           ----------

TOTAL INVESTMENT RETURN (2) (3)                                                                   (3.64)%              (3.85)%
                                                                                            -----------           ----------
                                                                                            -----------           ----------

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period                                                                   $60,606,897           $44,969,083
Operating expenses, net, to average net assets (Note C)                                            1.39%(4)              1.50%(4)
Operating expenses, gross, to average net assets (Note C)                                          1.39%(4)              1.72%(4)
Net investment income to average net assets                                                       (0.60)%(4)             0.37%(4)
Portfolio turnover rate                                                                              26%                   33%
Per share amount of fees waived (Note C)                                                    $     0.000           $     0.008

------------------------------------------------------------------------------------------------------------------------

*   Commencement of investment operations.
(1) Includes purchase premiums and redemption fees. (Note B)
(2) Total return at net asset value assuming all distributions reinvested and no purchase premiums or redemption fees. Total return would have been lower had certain expenses not been waived.
(3) Not annualized.
(4) Annualized.


See notes to financial statements.

                                               MCBT JAPAN SMALL COMPANIES FUND
------------------------------------------------------------------------------
                                                 NOTES TO FINANCIAL STATEMENTS


NOTE A - ORGANIZATION

Martin Currie Business Trust ("MCBT") (the "Trust") is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust on May 20, 1994. The Trust offers six funds which have differing investment objectives and policies: Global Growth Fund, Opportunistic EAFE Fund, Global Emerging Markets Fund, Japan Small Companies Fund, Emerging Americas Fund and Emerging Asia Fund, (the "Funds"). As of October 31, 1995 the Global Emerging Markets Fund had not commenced operations. The MCBT Japan Small Companies Fund (the "Fund") commenced investment operations on August 15, 1994.

NOTE B - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

VALUATION OF INVESTMENTS - The Fund's portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices.
Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency's value and are translated into U.S. dollars at the current rate of exchange. Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost. Options and futures contracts are valued at the last sale price on the market where any such options or futures contract is principally traded. Options traded over-the-counter are valued based upon prices provided by market makers in such securities or dealers in such currencies. Securities for which current market quotations are unavailable or for which quotations are not deemed by the investment adviser to be representative of market values are valued at fair value as determined in good faith by the Trustees of the Fund, or by persons acting pursuant to procedures established by the Trustees.

REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

INVESTMENT TRANSACTIONS - Investment security transactions are recorded on the date of purchase or sale. Realized gains and losses from security transactions are determined on the basis of identified cost.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

FOREIGN CURRENCY TRANSLATIONS - The records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at a current rate of exchange of such currency to determine the value of investments, other assets and liabilities on the date of any determination of net asset value of the Fund. Purchases and sales of securities and income and expenses are converted at the prevailing rate of exchange on the respective dates of such transactions.

The Fund may realize currency gains or losses between the trade and settlement dates on security transactions. To minimize such currency gains or losses, the Fund may enter into a foreign currency exchange contract for the purchase or sale, for a fixed amount of U.S. dollars, of an amount of the foreign currency required to settle the security transaction.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund on each day and the resulting net unrealized appreciation, depreciation and related net receivable or payable amounts are determined by using forward currency exchange rates supplied by a quotation service.

                                               MCBT JAPAN SMALL COMPANIES FUND
------------------------------------------------------------------------------
                                     NOTES TO FINANCIAL STATEMENTS (continued)


FOREIGN CURRENCY TRANSLATIONS (CONTINUED) - Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

FORWARD CURRENCY CONTRACTS - A forward foreign currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably. The Fund may enter into Forwards in connection with planned purchases and sales of securities, to hedge specific receivables or payables against changes in future exchange rates or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency.

CURRENCY CALL AND PUT OPTIONS - A call option written by the Fund obligates the Fund to sell specified currency to the option holder at a specified price at any time before the expiration date. A put option written by the Fund obligates the Fund to purchase specified currency from the option holder at a specified price at any time before the expiration date. These transactions involve a risk that a Fund may, upon exercise of the option, be required to sell currency at a price that is less than its market value or be required to purchase currency at a price that exceeds its market value. The Fund may also realize gains or losses by entering into closing purchase transactions identical to call or put options that have been written by the Fund in order to terminate its obligation under a call or put option. In determining the amount of gain or loss realized, the option premium paid and related transaction costs are added to the exercise price.

EXPENSES - Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to a Fund are split evenly among the affected Funds, allocated on the basis of relative average net assets, or otherwise allocated among the Funds as the Board of Trustees may direct or approve. Certain costs incurred in connection with the organization of the Trust and each Fund have been deferred and are being amortized on a straight line basis over a five year period starting on each Fund's commencement of operations.

DISTRIBUTIONS TO SHAREHOLDERS - The Fund declares and distributes dividends from net investment income, if any, and distributes its net realized capital gains, if any, at least annually. All distributions will be paid in shares of the Fund at the net asset value unless the shareholder elects in the subscription agreement to receive cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principals. These differences are primarily due to differing treatments for market discount, foreign currency transactions, losses deferred due to wash sales, post October 31 losses and excise tax regulations. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. Distributions are recorded on the ex-dividend date.

PURCHASES AND REDEMPTIONS OF FUND SHARES - There is a purchase premium for cash investments into the Fund of 1.00% of the amount invested and a redemption fee on cash redemptions of 1.00% of the amount redeemed. All purchase premiums and redemption fees are paid to, and recorded as paid-in-capital to the Fund, subject to being waived by Martin Currie. For the period ended October 31, 1995, $178,624 in purchase premiums and $1,000 in redemption fees were collected.

INCOME TAXES - Each Fund of the Trust is treated as a separate entity for federal tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute all of their taxable income, including realized capital gains, for the fiscal year. In addition, by distributing substantially all of their net investment income, capital gains and certain other amounts, if any, during the calendar year, the Funds will not be subject to a federal excise tax. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation. As of April 30, 1995 the Fund has elected for Federal income tax purposes to defer a $73,631 current year post October 31 loss as though the loss was incurred on the first day of the next fiscal year.

                                               MCBT JAPAN SMALL COMPANIES FUND
------------------------------------------------------------------------------
                                     NOTES TO FINANCIAL STATEMENTS (continued)


NOTE C - AGREEMENTS AND FEES

The Fund has entered into a Management Contract with Martin Currie, Inc. (the "Investment Manager"), a wholly owned subsidiary of Martin Currie Ltd. which is controlled by the Executive Directors of the various subsidiaries of Martin Currie Ltd. Under the Management Contract, the Fund pays the Investment Manager a quarterly management fee at the annual rate of 1.00% of the average net assets.

The Investment Manager has agreed with the Fund to reduce its fee until further notice to the extent necessary to limit the Fund's annual expenses (including the management fee but excluding brokerage commissions, transfer taxes, and extraordinary expenses) to 1.50% of the Fund's average net assets on an annualized basis. For the six months ended October 31, 1995, the Investment Manager did not waive any of its fees.

State Street Bank and Trust Company (the "Administrator") serves as administrator of the Fund. The Administrator performs certain administrative services for the Fund. The Fund pays the Administrator a fee at the rate of 0.08% of the Fund's average net assets up to $125 million, 0.06% of the next $125 million, and 0.04% of those assets in excess of $250 million, subject to certain minimum requirements which have been waived for the first six months of the Fund's operation, plus certain out of pocket costs. State Street Bank and Trust Company also receives fees and compensation of expenses for certain custodian and transfer agent services.

Trustees of the Trust who are not interested persons receive annual fees of $20,000. Each Fund pays a pro-rata share based on its respective net assets.

NOTE D - INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investments, excluding short-term securities for the Fund for the period ended October 31, 1995 were as follows:

            NON-U.S.         U.S.          NON-U.S.         U.S.
           GOVERNMENT     GOVERNMENT      GOVERNMENT     GOVERNMENT
            PURCHASES      PURCHASES         SALES         SALES
          -----------     ----------      -----------    -----------
          $25,868,093     $        0      $12,581,864    $         0

The identified cost of investments in securities owned by the Fund for federal income tax purposes and their respective gross unrealized appreciation and depreciation at October 31, 1995 were as follows:

                                                       NET UNREALIZED
     IDENTIFIED           GROSS UNREALIZED              APPRECIATION
        COST       APPRECIATION    (DEPRECIATION)      (DEPRECIATION)
     ----------    ------------    --------------      --------------
    $65,248,303     $3,443,664      $(4,444,473)         $1,000,809


NOTE E - FORWARD FOREIGN CURRENCY CONTRACTS

At October 31, 1995, there were no outstanding forward exchange currency contracts.

NOTE F - PRINCIPAL SHAREHOLDERS

As of October 31,1995, 34% of the Fund's outstanding shares were held by one shareholder.

                                               MCBT JAPAN SMALL COMPANIES FUND
------------------------------------------------------------------------------
                                     NOTES TO FINANCIAL STATEMENTS (continued)


NOTE G - CONCENTRATION OF RISK

Investment in foreign securities generally involves special risks.
Additional risks are present in the case of a fund such as the Japan Small Companies Fund which will invest most of its assets in the issuers of a single foreign country. This means that the Fund's performance will be directly affected by political, economic and market conditions in Japan. In addition, since the Japanese economy depends to some extent on foreign trade, the relationships between Japan and its trading partners and between the yen and other currencies are expected to have a significant impact on particular Japanese companies and on the Japanese economy generally. The Fund is designed for investors who are willing to accept the risks associated with changes in such conditions and relationships.

                         MARTIN CURRIE BUSINESS TRUST

                               ________________


                            TRUSTEES  AND OFFICERS

                 C. James P. Dawnay, TRUSTEE AND PRESIDENT *
                           Simon D. Eccles, TRUSTEE
                        Patrick R. Wilmerding, TRUSTEE
               W. Stewart Coghill, VICE PRESIDENT AND TREASURER
                       J. Grant Wilson, VICE PRESIDENT
                        Julian M.C. Livingston, CLERK

                            * INTERESTED TRUSTEE
                               ________________


                              INVESTMENT MANAGER

                              Martin Currie, Inc.
                                Saltire Court
                               20 Castle Terrace
                               Edinburgh EH1 2ES
                              011-44-131-229-5252

                                member of IMRO

                         Registered Investment Adviser
                               ________________



The information contained in this report is intended for general informational purposes only. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current
Private Placement Memorandum which contains important information concerning the Fund and its current offering of shares.

                        MARTIN CURRIE BUSINESS TRUST
                           EMERGING AMERICAS FUND



                             SEMI-ANNUAL REPORT

                              OCTOBER 31, 1995

                                 (UNAUDITED)

                                                  MCBT EMERGING AMERICAS FUND
-----------------------------------------------------------------------------
                                                  PROFILE AT OCTOBER 31, 1995

OBJECTIVE      Long-term capital appreciation through active management of a diversified portfolio of equities in countries of the Western
               Hemisphere with emerging markets and developing economies.

LAUNCH DATE    September 19, 1994

FUND SIZE      $54.4m

PERFORMANCE    Total return from September 19, 1994 through October 31, 1995
SINCE LAUNCH

               - MCBT - Emerging Americas Fund (excluding all
                        transaction fees)                         -32.4%
               - MCBT - Emerging Americas Fund (including all
                        transaction fees)                         -34.7%
               - The Morgan Stanley Capital International Latin
                 America (Free) Index (from September 30, 1994
                 through October 31, 1995)                        -34.7%

PORTFOLIO      The fund price declined by 1.3% over the six month period,
COMMENTS       exactly in line with the decline in the MSCI Latin America
               (Free) Index.

               Markets have generally recovered some poise following the major dislocation suffered in December 1994 in the wake of the Mexican devaluation, although GDP forecasts have been downgraded across the region.

               In Mexico, the market has bounced from the lows seen earlier in the year, although returns to the US investor have been eroded by the weak, and still volatile, Peso. This has kept interest rates extremely high, causing a severe cash flow squeeze in the private sector. However, we are encouraged by the higher than expected level of foreign direct investment, a faster than expected privatization programme, the restructuring of the savings system and a very positive trade balance. We added to positions during October, concentrating our buying on stocks with US Dollar earnings, exporters and companies with low debt.

               In Brazil, the economy is slowing sharply following the successful attempt by the government to control inflation and reduce the trade deficit. The political agenda is moving forward and gives us confidence for the future. Major purchases included the utilities Eletrobras and Telebras and also Acesita (stainless steel). Over the period we lifted our weighting in Brazil from 32.5% of the fund to 38.0%.

               We reduced positions in Argentina. Carlos Menem was re-elected President, with a majority for his party, the Peronists. An increasing rift between Menem and his Finance Minister, Cavallo, gives rise to some concerns although inflation is falling, the trade surplus is rising and restructuring in the financial sector continues. We bought Banco Frances in anticipation of renewed lending.

               Elsewhere President Fujimori was re-elected in Peru and his policies remain orthodox and on course. The market has been restrained by the level of foreign ownership. In Chile the market has been depressed by the potential introduction of gas competition to the local energy market, continued fierce competition in the telecom sector, rising interest rates and selling by the GT Chile Growth Fund in order to defend itself from a hostile bid.

               The fund has increased in size from $39.8m to $54.4m as a result of new subscriptions. Confidence is gradually returning to the Latin American region as US interest rates decline and we expect to see advances from these levels.

                                                  MCBT EMERGING AMERICAS FUND
-----------------------------------------------------------------------------
                                                  PROFILE AT OCTOBER 31, 1995

INVESTMENT     All members of the investment team report directly to Joe
MANAGER        Scott Plummer (Chief Investment Officer), who has 26 years of
PROFILE        investment experience.  All funds are managed on a team basis with a named director heading each team.

               James Fairweather assisted by Nicholas Morse has managed the MCBT Emerging Americas fund since inception.

               James spent three years with Montague Loebl Stanley & Co. as an institutional sales and economics assistant. Moved into Eurobond sales for 18 months with Kleinwort Benson before joining Martin Currie in 1984. Has worked in the Far East and North American investment teams. Appointed director in 1987 and became head of the Continental Europe team in 1992. Is a member of the asset allocation committee. Appointed Deputy Chief Investment Officer (investments) in 1994 with overall responsibility for the company's investments in emerging markets. He became head of the Pacific Basin team in 1995.

               Nicholas graduated from University of Exeter in 1986 with a degree in Social and Economic History. Spent five years with Foreign & Colonial and Singer & Friedlander concentrating latterly on Latin American markets. After a period with WI Carr Indosuez, he moved to Grupo Financiero Banamex Accival in Mexico City and New York where he was manager of Latin American research. He joined Martin Currie in 1994 as an investment manager in the Latin American team, and was appointed director in 1995.

                                                  MCBT EMERGING AMERICAS FUND
-----------------------------------------------------------------------------
                                                  PROFILE AT OCTOBER 31, 1995

ASSET ALLOCATION
  (% of net assets)

                  Brazil              38%
                  Mexico              24%
                  Other Areas         19%
                  Argentina           13%
                  Peru                 6%


LARGEST HOLDINGS
BY COUNTRY                                            % OF NET ASSETS

                BRAZIL

                Telebras                                    8.0
                Eletrobras                                  3.8
                Companhia Vale Do Rio Doce, ADR             3.3

                MEXICO

                Corporacion Industrial San Luis             4.6
                Grupo Carso                                 2.8
                Grupo Modelo                                2.6

                ARGENTINA

                Argentina Equity Investment Company         2.6
                Banco Frances del Rio de la Plata           2.4

                PERU

                Peru Real Estate                            2.1

                                                  MCBT EMERGING AMERICAS FUND
-----------------------------------------------------------------------------
                                                      SCHEDULE OF INVESTMENTS
                                                 OCTOBER 31, 1995 (Unaudited)



                                                     SHARES          VALUE
                                                 -------------    -----------
LONG TERM INVESTMENTS - 99.5%
ARGENTINA - 13.3%
   ARGENTINA EQUITY INVESTMENTS *                       15,000    $ 1,406,100
   BANCO FRANCES DEL RIO DE LA PLATA                   178,000      1,293,931
   BUENOS AIRES EMBOTELLADORA, ADS                      41,600        951,600
   CAPEX, GDR (b)                                       87,000      1,044,000
   COMPANHIA NAVIERA PEREZ COMPAC                      274,750      1,211,526
   MIRGOR, ADS                                          75,000        147,750
   TELECOM ARGENTINA, ADR                               30,000      1,151,250
                                                                  -----------
     TOTAL ARGENTINA - (COST $7,387,973)                            7,206,157

BRAZIL - 38.0%
   ACOS ESPECITABIRA, PREFERRED *                  141,111,500      1,173,728
   BARDELLA                                              6,850        997,089
   BRASMOTOR                                         4,681,000      1,095,056
   BRAZILIAN EQUITY INVESTMENTS                         44,000      1,122,000
   CIM PORT ITAU CIA, PREFERRED                      4,316,000      1,138,907
   COMPANHIA ENERGETICA DE MINAS, ADS                   62,563      1,353,012
   COMPANHIA VALE DO RIO DOCE, ADR                      44,900      1,808,999
   DIXIE TOGA *                                        607,000        567,998
   ELETROBRAS *                                      7,283,000      2,067,227
   LOJAS ARUPUA *                                  100,000,000      1,008,526
   PERDIGAO *                                      470,000,000        850,281
   RHODIA STER, GDR                                     66,229        894,091
   TELEBRAS, ADR                                       107,445      4,328,905
   USIMINAS, ADR                                       127,700      1,208,234
   WHITE MARTINS                                 1,093,400,000      1,057,249
                                                                  -----------
     TOTAL BRAZIL - (COST $21,803,601)                             20,671,302
                                                                  -----------

CHILE - 7.5%
   ANTOFAGASTA HOLDINGS                                234,000      1,128,379
   MADECO, ADR                                          39,320        978,085
   MADERAS Y SINTETICOS SOCIEDAD, ADS                   49,800        890,175
   SANTA ISABEL, ADS *                                  47,600      1,076,950
                                                                  -----------
     TOTAL CHILE - (COST $4,156,161)                                4,073,589
                                                                  -----------

COLOMBIA - 5.1%
   CEMENTOS DIAMANTE, GDS (b)                           72,900      1,063,669
   GRAN CADENA DE ALMACENES, ADR  (b) *                 59,500        803,250
   PAPELES NACIONALES                                  133,000        931,000
                                                                  -----------
     TOTAL COLOMBIA - (COST $3,020,484)                             2,797,919
                                                                  -----------

ECUADOR - 1.7%
   LA CEMENTO NACIONAL DE ECUADOR, GDR                   4,392        913,536
                                                                  -----------
     TOTAL ECUADOR - (COST $1,214,553)                                913,536
                                                                  -----------

MEXICO - 24.3%
   APASCO                                              320,000      1,172,211
   BUFETE INDUSTRIAL *                                  73,000        976,375
   CORPORACION INDUSTRIAL ALFA                         100,000      1,136,842
   GRUPO CARSO, ADS (b) *                              148,000      1,543,640
   GRUPO INDUSTRIAL DURANGO, ADS                       157,000      1,256,000
   GRUPO INDUSTRIAL SAN LUIS *                         528,000      2,482,526

See notes to financial statements.

                                                  MCBT EMERGING AMERICAS FUND
-----------------------------------------------------------------------------
                                                      SCHEDULE OF INVESTMENTS
                                                 OCTOBER 31, 1995 (Unaudited)



                                                     SHARES          VALUE
                                                 -------------    -----------
MEXICO - CONTINUED
   GRUPO MODELO, CL C                                  377,000     $1,433,923
   HYLSAMEX, GDS *                                      64,000      1,088,000
   INDUSTRIAS PENOLES                                  121,000        455,130
   KIMBERLY CLARKE, ADR                                 32,000        832,704
   TRANSPORT MARITIMA MEXICO, ADS *                    115,000        819,375
                                                                  -----------
     TOTAL MEXICO - (COST $13,235,052)                             13,196,726
                                                                  -----------

OTHER AREAS - 1.9%
   CETECO, ADS (b)                                      31,700      1,033,169
                                                                  -----------
     TOTAL OTHER AREAS - (COST $872,075)                            1,033,169
                                                                  -----------

PERU - 6.0%
   CEMENTOS LIMA, CL C                                  42,553        631,541
   PERU REAL ESTATE, CL B *                          2,176,100      1,141,781
   TELEFONICA DE PERU, CL A                            508,512        896,846
   TELEFONICA DE PERU, CL B                            330,000        589,286
                                                                  -----------
     TOTAL PERU - (COST $4,371,794)                                 3,259,454
                                                                  -----------

URUGUAY - 1.7%
   BANCO COMMERCIAL, GDS (b)                            54,800        931,600
                                                                  -----------
     TOTAL URUGUAY - (COST $885,813)                                  931,600
                                                                  -----------

TOTAL LONG TERM INVESTMENTS (COST $56,947,506) +                   54,083,452
                                                                  -----------

                                                    PRINCIPAL
                                                      AMOUNT
SHORT TERM INVESTMENT - 14.3%
   STATE STREET BANK AND TRUST COMPANY, 5.25%,
     11/01/1995 (a)                                $ 7,778,000      7,778,000
                                                                  -----------
     TOTAL SHORT TERM INVESTMENT - (COST $7,778,000)                7,778,000
                                                                  -----------

TOTAL INVESTMENTS - (COST  $64,725,506) - 113.8%                   61,861,452
                                                                  -----------
CASH, RECEIVABLES AND OTHER ASSETS, LESS LIABILITIES - (13.8)%     (7,511,375)
                                                                  -----------
NET ASSETS - 100.0%                                               $54,350,077
                                                                  -----------
                                                                  -----------


*   Non-income producing security.

(a) The repurchase agreement, dated 10/31/95, $7,779,134 due 11/1/95, is collateralized by $5,070,000 United States Treasury Notes, 11.25%, 2/15/15.
(b) Security exempt from registration under Rule 144A of the Securities
    Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $6,227,528 or 11.4% of net assets.

+ Percentages of long term investments are presented in the portfolio by country. Percentages of net assets by industry are as follows: Auto Parts 2.0%, Banks 3.4%, Cement 4.8%, Conglomerates 4.5%, Construction Materials 6.2%, Containers & Glass 1.8%, Electric Utilities 7.9%, Electrical Equipment 1.8%, Engineering 1.8%, Financial Services 1.9%, Industrial Machinery 1.8%, Insurance 2.1%, Investment Companies 4.7%, Metals 4.9%, Mining 7.9%, Miscellaneous 7.3%, Paper 3.8%, Railroads & Equipment 1.5%, Real Estate 2.1%, Retail Trade 12.5%, Steel 2.0%, Telephone 12.8%.

ADR American Depositary Receipts.
ADS American Depositary Shares.
GDR Global Depositary Receipts.
GDS Global Depositary Shares.


See notes to financial statements.

                                                  MCBT EMERGING AMERICAS FUND
-----------------------------------------------------------------------------
                                          STATEMENT OF ASSETS AND LIABILITIES
                                                             OCTOBER 31, 1995
                                                                  (Unaudited)

ASSETS
 Investments in securities, at value (cost $56,947,506) (Note B)                $ 54,083,452
 Investments in repurchase agreements, at cost and value (Note B)                  7,778,000
 Cash                                                                                    570
 Foreign currency, at value (cost $553,589)(Note B)                                  553,589
 Receivable for foreign currency sold                                                339,516
 Dividend and interest receivable                                                     17,190
 Foreign income tax reclaim receivable                                                 2,278
 Prepaid insurance expense                                                             2,351
 Deferred organization expenses (Note B)                                               9,898
                                                                                ------------
   TOTAL ASSETS                                                                   62,786,844

LIABILITIES
 Payable for investments purchased                                                 7,906,497
 Payable for foreign currency purchased                                              347,121
 Management fee payable (Note C)                                                     149,100
 Administration fee payable (Note C)                                                   3,591
 Trustees fees payable (Note C)                                                        1,306
 Accrued expenses and other liabilities                                               29,152
                                                                                ------------
   TOTAL LIABILITIES                                                               8,436,767
                                                                                ------------
TOTAL NET ASSETS                                                                $ 54,350,077
                                                                                ------------
                                                                                ------------

COMPOSITION OF NET ASSETS:
 Paid-in-capital                                                                $ 68,410,580
 Undistributed net investment loss                                                   (85,709)
 Accumulated net realized loss on investment and foreign currency transactions   (11,126,590)
 Net unrealized depreciation on investment and foreign currency transactions      (2,848,204)
                                                                                ------------
TOTAL NET ASSETS                                                                $ 54,350,077
                                                                                ------------
                                                                                ------------

NET ASSET VALUE PER SHARE                                                       $       6.76
($54,350,077 / 8,044,128 shares of beneficial interest outstanding)             ------------
                                                                                ------------

See notes to financial statements.

                                                  MCBT EMERGING AMERICAS FUND
-----------------------------------------------------------------------------
                                                      STATEMENT OF OPERATIONS
                                                             OCTOBER 31, 1995
                                                                  (Unaudited)

INVESTMENT INCOME
 Interest income                                                        $    81,431
 Dividend income                                                            329,344
 Foreign taxes withheld                                                     (13,154)
                                                                        -----------
   TOTAL INVESTMENT INCOME                                                  397,621
                                                                        -----------

EXPENSES
 Management fee (Note C)                                                    287,585
 Custodian fee                                                               49,303
 Administration fee                                                          31,798
 Audit fee                                                                   12,465
 Legal fees                                                                   2,412
 Transfer agent fee                                                           3,254
 Trustees fees (Note C)                                                       1,306
 Amortization of deferred organization expenses                               1,283
 Miscellaneous expenses                                                       5,106
                                                                        -----------
   TOTAL EXPENSES                                                           394,512
                                                                        -----------
NET INVESTMENT INCOME                                                         3,109
                                                                        -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY
 Net realized loss on investment transactions                            (1,458,443)
 Net realized loss on foreign currency transactions                        (187,829)
 Net increase in unrealized appreciation on:
   Investments                                                              231,930
   Foreign currency transactions                                             16,151
                                                                        -----------
NET LOSS ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS                 (1,398,191)
                                                                        -----------

NET DECREASE IN NET ASSETS FROM OPERATIONS                              $(1,395,082)
                                                                        -----------
                                                                        -----------

* Commencement of investment operations.

See notes to financial statements.

                                                  MCBT EMERGING AMERICAS FUND
-----------------------------------------------------------------------------
                                           STATEMENT OF CHANGES IN NET ASSETS
                                                                  (Unaudited)

                                                                                Six Months      Sept. 19, 1994*
                                                                                   Ended           Through
                                                                             October 31, 1995   April 30, 1995
                                                                             ----------------   --------------
NET ASSETS at beginning of period                                               $39,833,637      $          0
                                                                             ----------------   --------------

DECREASE IN NET ASSETS FROM OPERATIONS:
 Net investment income                                                                3,109           (24,378)
 Net realized loss on investment transactions                                    (1,458,443)       (7,884,575)
 Net realized loss on foreign currency transactions                                (187,829)       (1,708,570)
 Net increase in unrealized appreciation(depreciation) on:
   Investment                                                                       231,930        (3,095,982)
   Foreign currency transactions                                                     16,151              (303)
                                                                             ----------------   --------------
 Net decrease in net assets from operations                                      (1,395,082)      (12,713,808)
                                                                             ----------------   --------------

CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sales of shares                                               15,866,584        73,445,945
 Cost of shares repurchased                                                        (240,000)      (21,486,720)
 Paid in capital from subscription and redemption fees                              284,938           588,220
                                                                             ----------------   --------------
 Total increase in net assets from capital share transactions                    15,911,522        52,547,445
                                                                             ----------------   --------------
     NET INCREASE IN NET ASSETS                                                  14,516,440        39,833,637
                                                                             ----------------   --------------

NET ASSETS at end of period (includes undistributed net investment losses of
                            $85,709 and $88,818 respectively)                   $54,350,077      $ 39,833,637
                                                                             ----------------   --------------
                                                                             ----------------   --------------

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
 Shares sold                                                                      2,259,075         9,100,433
 Less shares repurchased                                                            (34,188)       (3,281,192)
                                                                             ----------------   --------------
 Net share transactions                                                           2,224,887         5,819,241
                                                                             ----------------   --------------
                                                                             ----------------   --------------

* Commencement of investment operations.

See notes to financial statements.

                                                  MCBT EMERGING AMERICAS FUND
-----------------------------------------------------------------------------
                                                         FINANCIAL HIGHLIGHTS
                                       FOR A SHARE OUTSTANDING FOR THE PERIOD
                                                                  (Unaudited)

                                                                                         Six Months      Sept. 19, 1994*
                                                                                            Ended           Through
                                                                                      October 31, 1995   April 30, 1995
                                                                                      ----------------   --------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                                  $     6.850       $     10.000

Net investment loss                                                                         0.000            (0.004)
Net realized and unrealized loss on investment and foreign currency transactions (1)       (0.090)           (3.146)
                                                                                      ----------------   --------------
Total from investment operations                                                           (0.090)           (3.150)
                                                                                      ----------------   --------------

Net asset value, end of period                                                        $     6.760       $     6.850
                                                                                      ----------------   --------------
                                                                                      ----------------   --------------

TOTAL INVESTMENT RETURN (2) (3)                                                             (1.31)%          (31.50)%
                                                                                      ----------------   --------------
                                                                                      ----------------   --------------

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period                                                             $54,350,077       $39,833,637
Operating expenses, net, to average net assets (Note C)                                      1.71%(4)         1.80%(4)
Net investment income to average net assets                                                  0.01%(4)        (0.11)%(4)
Portfolio turnover rate                                                                        74%              89%


-----------------------------------------------------------------------------
*   Commencement of investment operations.
(1) Includes purchase premiums and redemption fees. (Note B)
(2) Total return at net asset value assuming all distributions reinvested and no purchase premiums or redemption fees.
(3) Not annualized.
(4) Annualized.


See notes to financial statements.

                                                  MCBT EMERGING AMERICAS FUND
-----------------------------------------------------------------------------
                                                NOTES TO FINANCIAL STATEMENTS

NOTE A - ORGANIZATION

Martin Currie Business Trust ("MCBT") (the "Trust") is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust on May 20, 1994. The Trust offers six funds which have differing investment objectives and policies: Global Growth Fund, Opportunistic EAFE Fund, Global Emerging Markets Fund, Japan Small Companies Fund, Emerging Americas Fund and Emerging Asia Fund, (the "Funds"). As of October 31, 1995 the Global Emerging Markets Fund had not commenced operations. The MCBT Emerging Americas Fund (the "Fund") commenced investment operations on September 19, 1994.

NOTE B - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

VALUATION OF INVESTMENTS - The Fund's portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency's value and are translated into U.S. dollars at the current rate of exchange. Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost. Options and futures contracts are valued at the last sale price on the market where any such options or futures contract is principally traded. Options traded over-the-counter are valued based upon prices provided by market makers in such securities or dealers in such currencies. Securities for which current market quotations are unavailable or for which quotations are not deemed by the investment adviser to be representative of market values are valued at fair value as determined in good faith by the Trustees of the Fund, or by persons acting pursuant to procedures established by the Trustees.

REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

INVESTMENT TRANSACTIONS - Investment security transactions are recorded on the date of purchase or sale. Realized gains and losses from security transactions are determined on the basis of identified cost.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

FOREIGN CURRENCY TRANSLATIONS - The records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at a current rate of exchange of such currency to determine the value of investments, other assets and liabilities on the date of any determination of net asset value of the Fund. Purchases and sales of securities and income and expenses are converted at the prevailing rate of exchange on the respective dates of such transactions.

The Fund may realize currency gains or losses between the trade and settlement dates on security transactions. To minimize such currency gains or losses, the Fund may enter into a foreign currency exchange contract for the purchase or sale, for a fixed amount of U.S. dollars, of an amount of the foreign currency required to settle the security transaction.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund on each day and the resulting net unrealized appreciation, depreciation and related net receivable or payable amounts are determined by using forward currency exchange rates supplied by a quotation service.

                                                  MCBT EMERGING AMERICAS FUND
-----------------------------------------------------------------------------
                                    NOTES TO FINANCIAL STATEMENTS (continued)

FOREIGN CURRENCY TRANSLATIONS (CONTINUED) - Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

FORWARD CURRENCY CONTRACTS - A forward foreign currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably. The Fund may enter into Forwards in connection with planned purchases and sales of securities, to hedge specific receivables or payables against changes in future exchange rates or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency.

CURRENCY CALL AND PUT OPTIONS - A call option written by the Fund obligates the Fund to sell specified currency to the option holder at a specified price at any time before the expiration date. A put option written by the Fund obligates the Fund to purchase specified currency from the option holder at a specified price at any time before the expiration date. These transactions involve a risk that a Fund may, upon exercise of the option, be required to sell currency at a price that is less than its market value or be required to purchase currency at a price that exceeds its market value. The Fund may also realize gains or losses by entering into closing purchase transactions identical to call or put options that have been written by the Fund in order to terminate its obligation under a call or put option. In determining the amount of gain or loss realized, the option premium paid and related transaction costs are added to the exercise price.

EXPENSES - Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to a Fund are split evenly among the affected Funds, allocated on the basis of relative average net assets, or otherwise allocated among the Funds as the Board of Trustees may direct or approve. Certain costs incurred in connection with the organization of the Trust and each Fund have been deferred and are being amortized on a straight line basis over a five year period starting on each Fund's commencement of operations.

DISTRIBUTIONS TO SHAREHOLDERS - The Fund declares and distributes dividends from net investment income, if any, and distributes its net realized capital gains, if any, at least annually. All distributions will be paid in shares of the Fund at the net asset value unless the shareholder elects in the subscription agreement to receive cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principals. These differences are primarily due to differing treatments for market discount, foreign currency transactions, losses deferred due to wash sales, post October 31 losses and excise tax regulations. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. Distributions are recorded on the ex-dividend date.

PURCHASES AND REDEMPTIONS OF FUND SHARES - There is a purchase premium for cash investments into the Fund of 1.75% of the amount invested and a redemption fee on cash redemptions of 1.75% of the amount redeemed. All purchase premiums and redemption fees are paid to, and recorded as paid-in-capital to the Fund, subject to being waived by Martin Currie. For the period ended October 31, 1995, $280,738 was collected in purchase premiums and $4,200 in redemption fees collected.

INCOME TAXES - Each Fund of the Trust is treated as a separate entity for federal tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute all of their taxable income, including realized capital gains, for the fiscal year. In addition, by distributing substantially all of their net investment income, capital gains and certain other amounts, if any, during the calendar year, the Funds will not be subject to a federal excise tax. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation.

                                                  MCBT EMERGING AMERICAS FUND
-----------------------------------------------------------------------------
                                    NOTES TO FINANCIAL STATEMENTS (continued)

INCOME TAXES (CONTINUED) - As of April 30, 1995 the Fund had a capital loss carry forward of $952,459 which expires in the year 2003. As of April 30, 1995 the Fund has elected for Federal income tax purposes to defer a $8,591,456 current year post October 31 loss as though the loss was incurred on the first day of the next fiscal year.

NOTE C - AGREEMENTS AND FEES

The Fund has entered into a Management Contract with Martin Currie, Inc. (the "Investment Manager"), a wholly owned subsidiary of Martin Currie Ltd. which is controlled by the Executive Directors of the various subsidiaries of Martin Currie Ltd. Under the Management Contract, the Fund pays the Investment Manager a quarterly management fee at the annual rate of 1.50% of the average net assets. However, the Investment Manager has voluntarily agreed to limit its fee to 1.25% of the Fund's average net assets until further notice.

The Investment Manager has agreed with the Fund to reduce its fee until further notice to the extent necessary to limit the Fund's annual expenses (including the management fee but excluding brokerage commissions, transfer taxes, and extraordinary expenses) to 1.85% of the Fund's average net assets on an annualized basis. For the six months ended October 31, 1995 the Investment Manager has not waived any of its fees under the current limit.

State Street Bank and Trust Company (the "Administrator") serves as administrator of the Fund. The Administrator performs certain administrative services for the Fund. The Fund pays the Administrator a fee at the rate of 0.08% of the Fund's average net assets up to $125 million, 0.06% of the next $125 million, and 0.04% of those assets in excess of $250 million, subject to certain minimum requirements which have been waived for the first six months of the Fund's operation, plus certain out of pocket costs. State Street Bank and Trust Company also receives fees and compensation of expenses for certain custodian and transfer agent services.

Trustees of the Trust who are not interested persons receive annual fees of $20,000. Each Fund pays a pro-rata share based on its respective net assets.

NOTE D - INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investments, excluding short-term securities for the Fund for the period ended October 31, 1995 were as follows:

            NON-U.S.           U.S.          NON-U.S.         U.S.
           GOVERNMENT       GOVERNMENT     GOVERNMENT      GOVERNMENT
            PURCHASES        PURCHASES         SALES          SALES
           -----------      ----------     ------------    ----------
           $50,660,359       $      0       $32,812,527      $      0

The identified cost of investments in securities and repurchase agreements owned by the Fund for federal income tax purposes and their respective gross unrealized appreciation and depreciation at October 31, 1995 were as follows:

                                                      NET UNREALIZED
           IDENTIFIED         GROSS UNREALIZED         APPRECIATION
              COST      APPRECIATION  (DEPRECIATION)  (DEPRECIATION)
          -----------   ------------  --------------  --------------
          $64,725,506    $3,571,628    $(6,435,682)    $(2,864,054)

NOTE E - PRINCIPAL SHAREHOLDERS

As of October 31, 1995, 35% of the Fund's outstanding shares were held by one shareholder holding in excess of 10% of the Fund's outstanding shares.

                                                  MCBT EMERGING AMERICAS FUND
-----------------------------------------------------------------------------
                                    NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F - CONCENTRATION OF RISK

The risks of investing in foreign securities may be heightened in the case of investments in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization of business, restrictions on foreign ownership, or prohibitions on repatriation of assets, and may have less protection for property rights than more developed countries. Political change or instability may adversely affect the economies and securities markets of such countries.

                        MARTIN CURRIE BUSINESS TRUST


                           ____________________



                          TRUSTEES  AND OFFICERS

                C. James P. Dawnay, TRUSTEE AND PRESIDENT *
                         Simon D. Eccles, TRUSTEE
                      Patrick R. Wilmerding, TRUSTEE
             W. Stewart Coghill, VICE PRESIDENT AND TREASURER
                    J. Grant Wilson, VICE PRESIDENT
                     Julian M.C. Livingston, CLERK

                         * INTERESTED TRUSTEE
                           ____________________



                            INVESTMENT MANAGER

                            Martin Currie, Inc.
                               Saltire Court
                             20 Castle Terrace
                             Edinburgh EH1 2ES
                            011-44-131-229-5252

                              member of IMRO

                       Registered Investment Adviser
                           ____________________


The information contained in this report is intended for general informational purposes only. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Private Placement Memorandum which contains important information concerning the Fund and its current offering of shares.

                         MARTIN CURRIE BUSINESS TRUST
                              EMERGING ASIA FUND



                              SEMI-ANNUAL REPORT
                               OCTOBER 31, 1995
                                 (UNAUDITED)

                                                       MCBT EMERGING ASIA FUND
------------------------------------------------------------------------------
                                                   PROFILE AT OCTOBER 31, 1995



OBJECTIVE        Long term capital appreciation through active management of a diversified portfolio of equities in Asian countries with emerging markets and developing economies.

LAUNCH DATE      March 24, 1995

FUND SIZE        $83.4m

PERFORMANCE      Total return from March 24, 1995 through October 31,1995
SINCE LAUNCH
                 - MCBT - Emerging Asia Fund (excluding all
                          transaction fees)                              +9.4%
                 - MCBT - Emerging Asia Fund (including all
                          transaction fees)                              +5.6%
                 - The Morgan Stanley Capital International - Far
                   East (ex Japan) Free Index (from March 31, 1995
                   through October 31, 1995)                             +0.1%

PORTFOLIO        Over the six month period the price of units has risen by
COMMENTS         9.6% reflecting good stock selection in most markets.  As a result of new subscriptions the fund has almost doubled in size from $42.0m to $83.4m. Activity has been high to accomodate the cash flow.

                 Falling US interest rates have been positive for the region. Some Asian economies are directly linked to the US cycle, but all will benefit from any redirection of funds out of the US.

                 Our investments in MALAYSIA account for the bulk of the fund's assets as it is the largest country in the region (the fund does not invest in Hong Kong or Singapore). Our stock selection has been reasonably good, with AMMB performing particularly well. We have made new investments in Larut (property), YTL (infrastructure) and UEM (infrastructure). We are concerned that the economy is overheating and do not expect to commit more money to Malaysia until we see a change in monetary policy.

                 We have lifted our exposure to THAILAND to 23.1% of the portfolio. We have concentrated our buying on infrastructure stocks, adding a cement company (TPI Polene) and a steel company (Sahavirya Steel). Prospects for the market are good as the central bank has been tightening monetary policy over the last six months which should benefit the economy longer term. We expect share prices to rise as investors move towards anticipating a reversal in monetary policy. Earnings remain strong with 20% growth forecast for next year.

                 In INDONESIA recent privatization programmes have provided opportunities and are ongoing. The market is broadening out and becoming more liquid. We have 13.4% of the portfolio invested here and expect earnings per share growth of around 20% next year.

                 We have been able to increase exposure to SOUTH KOREA over the six month period. The markets for Korean exports have been very strong, helped by the rise of the Yen (Japan is a competitor). We believe the market to be fundamentally cheap.

                 Growth in the region remains attractive and the long term potential of China is very exciting.

                                                       MCBT EMERGING ASIA FUND
------------------------------------------------------------------------------
                                                   PROFILE AT OCTOBER 31, 1995



INVESTMENT       All members of the investment team report directly to Joe
MANAGER          Scott Plummer (Chief Investment Officer), who has 26 years
PROFILE          of investment experience.  All funds are managed on a team basis with a named director heading each team.

                 Allan MacLeod has managed the MCBT Emerging Asia Fund since inception.

                 He graduated from Edinburgh University in 1989 with a degree in Law and joined Martin Currie in 1990 as a member of the Pacific Basin team. Appointed investment manager in 1993 and promoted to director in 1994. Member of the Institute of Investment Management and Research.

                                                       MCBT EMERGING ASIA FUND
------------------------------------------------------------------------------
                                                   PROFILE AT OCTOBER 31, 1995


ASSET ALLOCATION
(% of net assets)

               Malaysia                 47%
               Thailand                 23%
               Indonesia                13%
               South Korea               6%
               China                     1%
               Cash                     10%


LARGEST HOLDINGS
BY COUNTRY                                  % OF NET ASSETS

                MALAYSIA

                Genting                          5.9
                AMMB Holdings                    5.4
                Edaran Otomobile                 5.0

                THAILAND

                Bank of Ayudhya                  3.4

                INDONESIA

                Mulia Industrindo                3.2

                                                       MCBT EMERGING ASIA FUND
------------------------------------------------------------------------------
                                                       SCHEDULE OF INVESTMENTS
                                                              OCTOBER 31, 1995
                                                                   (Unaudited)

                                                      SHARES        VALUE
                                                      ------        -----

LONG TERM INVESTMENTS - 89.8%
CHINA - 1.0%
   CHINA YUCHAI INTERNATIONAL                         80,000      $   840,000
                                                                  -----------

     TOTAL CHINA - (COST $841,850)                                    840,000
                                                                  -----------

INDONESIA - 13.4%
   BANK BIRA *                                     1,560,000         1,396,961
   BANK INTERNATIONAL INDONESIA                    1,074,000         2,459,181
   GADJAH TUNGGAL                                  1,858,000         1,186,305
   MULIA INDUSTRINDO                                 910,000         2,684,720
   PT INDOSAT, ADR                                    71,000         2,351,875
   SORINI                                            200,000         1,114,047
                                                                   -----------
     TOTAL INDONESIA - (COST $10,880,491)                           11,193,089
                                                                   -----------

KOREA - 5.9%
   DAEWOO HEAVY INDUSTRIES, PREFERRED *               60,000           545,776
   HYUNDAI CORPORATION *                              50,000         1,424,557
   KOREA FIRST BANK                                  135,000         1,312,684
   LG INDUSTRIAL SYSTEMS *                            46,500         1,628,700
                                                                   -----------
     TOTAL KOREA - (COST $4,870,393)                                 4,911,717

MALAYSIA - 46.5%
   AMMB HOLDINGS                                     366,000         4,537,190
   COMMERCE ASSET HOLDINGS                           402,000         1,993,388
   DCB HOLDINGS                                      928,000         2,629,516
   EDARAN OTOMOBILE NASIONAL                         528,000         4,155,844
   GENTING BERHAD                                    572,000         4,929,870
   LARUT CONSOLIDATED BERHAD                       1,290,000         1,655,018
   PETRONAS GAS BERHAD                               900,000         3,046,045
   RENONG GROUP *                                  1,670,000         2,550,020
   RESORTS WORLD BERHAD                              647,000         3,157,339
   TECHNOLOGY RESOURCES INDUSTRY *                 1,410,000         3,579,103
   UNITED ENGINEERS MALYSIA                          520,000         3,233,373
   YTL CORPORATION                                   599,000         3,253,129
                                                                   -----------
     TOTAL MALAYSIA - (COST $38,369,882)                            38,719,835
                                                                   -----------

THAILAND - 23.0%
   BANK OF AYUDHYA                                   497,000         2,863,700
   HANA MICROELECTRONICS                             465,000         1,810,848
   KRUNG THAI BANK                                   480,040         1,907,570
   NATIONAL FINANCE & SECURITIES                     157,500           719,750
   PRECIOUS SHIPPING CORPORATION *                   350,000         2,086,231
   PRECIOUS SHIPPING, RIGHTS EXPIRING 11/02/1995 *   330,700         1,708,365
   SAHAVIRYA STEEL                                 1,650,000         3,239,618
   SIAM SINDHORN, EXCHANGEABLE BOND & WARRANTS,
    2.000%, 07/31/2000                             2,500,000         2,356,250
   TPI POLENE                                        370,000         2,499,502
                                                                   -----------
     TOTAL THAILAND - (COST $19,357,371)                            19,191,834
                                                                   -----------

TOTAL LONG TERM INVESTMENTS - (COST $74,319,987) +                  74,856,475
                                                                   -----------


See notes to financial statements.

                                                       MCBT EMERGING ASIA FUND
------------------------------------------------------------------------------
                                                       SCHEDULE OF INVESTMENTS
                                                              OCTOBER 31, 1995
                                                                   (Unaudited)

                                                       PRINCIPAL
                                                        AMOUNT         VALUE
                                                       ---------       -----

SHORT TERM INVESTMENT - 18.7%
   STATE STREET BANK & TRUST, REPURCHASE AGREEMENT,
    5.25%, 11/01/1995 (a)                             $15,614,000  $15,614,000
                                                                   -----------
     TOTAL SHORT TERM--(COST $15,614,000)                           15,614,000
                                                                   -----------
TOTAL INVESTMENTS - (COST  $89,933,987) - 108.5%                    90,470,475
                                                                   -----------
CASH, RECEIVABLES AND OTHER ASSETS, LESS LIABILITIES - (8.5)%      (7,116,765)
                                                                   -----------
NET ASSETS - 100.0%                                                $83,353,710
                                                                   -----------
                                                                   -----------


*    Non-income producing security.
(a) The repurchase agreement, dated 10/31/95, $15,616,277 due 11/1/95, is collateralized by $10,170,000 United States Treasury Notes, 11.25%, 2/15/15.

+ Percentages of long term invesments are presented in the portfolio by country. Percentages of net assets by industry are as follows: Auto Parts 1.0%, Automobiles 5.0%, Banks 11.9%, Building Construction 3.0%, Communication Services 2.8%, Conglomerates 9.0%, Construction Materials 3.2%, Construction & Mining Equipment 0.7%, Coprorate 2.8%, Electronics 2.2%, Engineering 7.8%, Financial Services 11.8%, Food & Beverages 1.3%, Industrial Machinery 2.0%, Leisure Time 9.7%, Oil & Gas 3.7%, Retail Trade 2.0%, Steel 3.9%, Tires & Rubber 1.4%, Transportation 4.6%.

ADR American Depositary Receipts.


See notes to financial statements.

                                                       MCBT EMERGING ASIA FUND
------------------------------------------------------------------------------
                                           STATEMENT OF ASSETS AND LIABILITIES
                                                              OCTOBER 31, 1995
                                                                   (Unaudited)



ASSETS
  Investments in securities, at value (cost $74,319,987) (Note B)                $74,856,475
  Investments in repurchase agreements, at cost and value (Note B)                15,614,000
  Cash                                                                                   547
  Foreign currency, at value (cost $106,981)(Note B)                                 106,641
  Receivable for foreign currency sold                                             1,579,326
  Dividend and interest receivable                                                    82,443
  Prepaid insurance expense                                                            2,351
  Deferred organization expenses                                                      11,009
                                                                                 -----------
    TOTAL ASSETS                                                                  92,252,792
                                                                                 -----------
LIABILITIES
  Payable for investments purchased                                                7,070,779
  Payable for foreign currency purchased                                           1,580,268
  Management fee payable (Note C)                                                    222,372
  Administration fee payable (Note C)                                                  2,345
  Trustees fees payable (Note C)                                                       4,480
  Accrued expenses and other liabilities                                              18,838
                                                                                 -----------
    TOTAL LIABILITIES                                                              8,899,082
                                                                                 -----------
TOTAL NET ASSETS                                                                 $83,353,710
                                                                                 -----------
                                                                                 -----------

COMPOSITION OF NET ASSETS:
  Paid-in-capital                                                                $80,780,068
  Undistributed net investment loss                                                  (62,733)
  Accumulated net realized gain on investment and foreign currency transactions    2,085,638
  Net unrealized appreciation on investment and foreign currency transactions        550,737
                                                                                 -----------
TOTAL NET ASSETS                                                                 $83,353,710
                                                                                 -----------
                                                                                 -----------

NET ASSET VALUE PER SHARE                                                        $     10.92
($83,353,710 / 7,631,271 shares of beneficial interest outstanding)              -----------
                                                                                 -----------



See notes to financial statements.

                                                       MCBT EMERGING ASIA FUND
------------------------------------------------------------------------------
                                                       STATEMENT OF OPERATIONS
                                             SIX MONTHS ENDED OCTOBER 31, 1995
                                                                   (Unaudited)


INVESTMENT INCOME
  Interest income                                                 $   185,301
  Dividend income                                                     509,588
  Foreign taxes withheld                                              (88,934)
                                                                  -----------
    TOTAL INVESTMENT INCOME                                           605,955
                                                                  -----------
EXPENSES
  Management fee (Note C)                                             398,531
  Custodian fee                                                       116,649
  Administration fee                                                   26,369
  Audit fee                                                            12,499
  Legal fees                                                            2,974
  Transfer agent fee                                                    3,254
  Trustees fees (Note C)                                                1,625
  Amortization of deferred organization expenses                        1,283
  Miscellaneous expenses                                                5,050
                                                                  -----------
    TOTAL EXPENSES                                                    568,234
                                                                  -----------
NET INVESTMENT INCOME                                                  37,721
                                                                  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY
  Net realized gain on investment transactions                      2,337,900
  Net realized loss on foreign currency transactions                 (252,262)
  Net increase in unrealized appreciation on:
    Investment                                                        629,258
    Foreign currency transactions                                      14,563
                                                                  -----------
NET GAIN ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS            2,729,459
                                                                  -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                         $2,767,180
                                                                  -----------
                                                                  -----------

* Commencement of investment operations.


See notes to financial statements.

                                                       MCBT EMERGING ASIA FUND
------------------------------------------------------------------------------
                                                         CHANGES IN NET ASSETS
                                                                   (Unaudited)


                                                                                Six Months      March 24, 1995 *
                                                                                    Ended           through
                                                                              October 31, 1995   April 30, 1995
                                                                              ----------------   ---------------

NET ASSETS at beginning of period                                               $42,027,699        $         0
                                                                                -----------        -----------

INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                              37,721             36,423
  Net realized gain on investment transactions                                    2,337,900                  0
  Net realized gain(loss) on foreign currency transactions                         (252,262)          (136,877)
  Net increase in unrealized appreciation(depreciation) on:
     Investments                                                                    629,258            (93,109)
     Foreign currency transactions                                                   14,563                 25
                                                                                -----------        -----------
  Net increase(decrease) in net assets from operations                            2,767,180           (193,538)
                                                                                -----------        -----------

CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sales of shares                                              37,884,051         42,221,237
  Paid in capital from subscription and redemption fees                             674,780                  0
                                                                                -----------        -----------
  Total increase in net assets from capital share transactions                   38,558,831         42,221,237
                                                                                -----------        -----------
     NET INCREASE IN NET ASSETS                                                  41,326,011         42,027,699
                                                                                -----------        -----------

NET ASSETS at end of period (includes undistributed net investment losses of    $83,353,710        $42,027,699
                            $62,733 and $100,454 respectively)                  -----------        -----------
                                                                                -----------        -----------

OTHER INFORMATION:
Capital share transactions:
  Shares sold                                                                     3,418,832          4,212,439
                                                                                -----------        -----------
  Net share transactions                                                          3,418,832          4,212,439
                                                                                -----------        -----------
                                                                                -----------        -----------


* Commencement of investment operations.


See notes to financial statements.

                                                       MCBT EMERGING ASIA FUND
------------------------------------------------------------------------------
                                                          FINANCIAL HIGHLIGHTS
                                        FOR A SHARE OUTSTANDING FOR THE PERIOD
                                                                   (Unaudited)


                                                                                       Six Months       March 24, 1995 *
                                                                                          Ended             through
                                                                                    October 31, 1995    April 30, 1995
                                                                                    ----------------    --------------

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                                  $     9.980        $    10.000

Net investment income                                                                       0.005              0.009
Net realized and unrealized loss on investment and foreign currency transactions (1)        0.935             (0.029)
                                                                                      -----------        -----------
Total from investment operations                                                            0.940             (0.020)
                                                                                      -----------        -----------

Net asset value, end of period                                                        $    10.920        $     9.980
                                                                                      -----------        -----------
                                                                                      -----------        -----------

TOTAL INVESTMENT RETURN (2) (3)                                                              9.62%             (0.20)%
                                                                                      -----------        -----------
                                                                                      -----------        -----------

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period                                                             $83,353,710        $42,027,699
Operating expenses, net, to average net assets (Note C)                                      1.78%(4)           1.85%(4)
Operating expenses, gross, to average net assets (Note C)                                    1.78%(4)           2.57%(4)
Net investment income to average net assets                                                  0.12%(4)           0.96%(4)
Portfolio turnover rate                                                                        47%                 0%
Per share amount of fees waived (Note C)                                              $     0.000        $     0.007

---------------------------------------------------------------------------------------------------------------------


*   Commencement of investment operations.
(1) Includes purchase premiums (Note B).
(2) Total return at net asset value assuming all distributions reinvested and no purchase premiums or redemption fees. Total return would have been lower had certain expenses not been waived.
(3) Not annualized.
(4) Annualized.


See notes to financial statements.

                                                       MCBT EMERGING ASIA FUND
------------------------------------------------------------------------------
                                                 NOTES TO FINANCIAL STATEMENTS

NOTE A - ORGANIZATION
Martin Currie Business Trust ("MCBT") (the "Trust") is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust on May 20, 1994. The Trust offers six funds which have differing investment objectives and policies: Global Growth Fund, Opportunistic EAFE Fund, Global Emerging Markets Fund, Japan Small Companies Fund, Emerging Americas Fund and Emerging Asia Fund, (the "Funds"). As of October 31, 1995 the Global Emerging Markets Fund had not commenced operations. The MCBT Emerging Asia Fund (the "Fund") commenced investment operations on March 24, 1995.

NOTE B - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

VALUATION OF INVESTMENTS - The Fund's portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices.
Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency's value and are translated into U.S. dollars at the current rate of exchange. Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost. Options and futures contracts are valued at the last sale price on the market where any such options or futures contract is principally traded. Options traded over-the-counter are valued based upon prices provided by market makers in such securities or dealers in such currencies. Securities for which current market quotations are unavailable or for which quotations are not deemed by the investment adviser to be representative of market values are valued at fair value as determined in good faith by the Trustees of the Fund, or by persons acting pursuant to procedures established by the Trustees.

REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

INVESTMENT TRANSACTIONS - Investment security transactions are recorded on the date of purchase or sale. Realized gains and losses from security transactions are determined on the basis of identified cost.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

FOREIGN CURRENCY TRANSLATIONS - The records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at a current rate of exchange of such currency to determine the value of investments, other assets and liabilities on the date of any determination of net asset value of the Fund. Purchases and sales of securities and income and expenses are converted at the prevailing rate of exchange on the respective dates of such transactions.

The Fund may realize currency gains or losses between the trade and settlement dates on security transactions. To minimize such currency gains or losses, the Fund may enter into a foreign currency exchange contract for the purchase or sale, for a fixed amount of U.S. dollars, of an amount of the foreign currency required to settle the security transaction.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund on each day and the resulting net unrealized appreciation, depreciation and related net receivable or payable amounts are determined by using forward currency exchange rates supplied by a quotation service.

                                                       MCBT EMERGING ASIA FUND
------------------------------------------------------------------------------
                                     NOTES TO FINANCIAL STATEMENTS (continued)

FOREIGN CURRENCY TRANSLATIONS (CONTINUED) - Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

FORWARD CURRENCY CONTRACTS - A forward foreign currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably. The Fund may enter into Forwards in connection with planned purchases and sales of securities, to hedge specific receivables or payables against changes in future exchange rates or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency.

CURRENCY CALL AND PUT OPTIONS - A call option written by the Fund obligates the Fund to sell specified currency to the option holder at a specified price at any time before the expiration date. A put option written by the Fund obligates the Fund to purchase specified currency from the option holder at a specified price at any time before the expiration date. These transactions involve a risk that a Fund may, upon exercise of the option, be required to sell currency at a price that is less than its market value or be required to purchase currency at a price that exceeds its market value. The Fund may also realize gains or losses by entering into closing purchase transactions identical to call or put options that have been written by the Fund in order to terminate its obligation under a call or put option. In determining the amount of gain or loss realized, the option premium paid and related transaction costs are added to the exercise price.

EXPENSES - Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to a Fund are split evenly among the affected Funds, allocated on the basis of relative average net assets, or otherwise allocated among the Funds as the Board of Trustees may direct or approve. Certain costs incurred in connection with the organization of the Trust and each Fund have been deferred and are being amortized on a straight line basis over a five year period starting on each Fund's commencement of operations.

DISTRIBUTIONS TO SHAREHOLDERS - The Fund declares and distributes dividends from net investment income, if any, and distributes its net realized capital gains, if any, at least annually. All distributions will be paid in shares of the Fund at the net asset value unless the shareholder elects in the subscription agreement to receive cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principals. These differences are primarily due to differing treatments for market discount, foreign currency transactions, losses deferred due to wash sales, post October 31 losses and excise tax regulations. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. Distributions are recorded on the ex-dividend date.

PURCHASES AND REDEMPTIONS OF FUND SHARES - There is a purchase premium for cash investments into the Fund of 1.75% of the amount invested and a redemption fee on cash redemptions of 1.75% of the amount redeemed. All purchase premiums and redemption fees are paid to, and recorded as paid-in-capital to the Fund, subject to being waived by Martin Currie. For the period ended October 31, 1995, there was $674,780 in purchase premiums and no redemption fees collected.

INCOME TAXES - Each Fund of the Trust is treated as a separate entity for federal tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute all of their taxable income, including realized capital gains, for the fiscal year. In addition, by distributing substantially all of their net investment income, capital gains and certain other amounts, if any, during the calendar year, the Funds will not be subject to a federal excise tax. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation. As of April 30, 1995 the Fund has elected for Federal income tax purposes to defer a $100,454 current year post October 31 loss as though the loss was incurred on the first day of the next fiscal year.

                                                       MCBT EMERGING ASIA FUND
------------------------------------------------------------------------------
                                     NOTES TO FINANCIAL STATEMENTS (continued)

NOTE C - AGREEMENTS AND FEES
The Fund has entered into a Management Contract with Martin Currie, Inc. (the "Investment Manager"), a wholly owned subsidiary of Martin Currie Ltd. which is controlled by the Executive Directors of the various subsidiaries of Martin Currie Ltd. Under the Management Contract, the Fund pays the Investment Manager a quarterly management fee at the annual rate of 1.50% of the average net assets. However, the Investment Manager has voluntarily agreed to limit its fee to 1.25% of the Fund's average net assets until further notice.

The Investment Manager has agreed with the Fund to reduce its fee until further notice to the extent necessary to limit the Fund's annual expenses (including the management fee but excluding brokerage commissions, transfer taxes, and extraordinary expenses) to 1.85% of the Fund's average net assets on an annualized basis. For the six months ended October 31, 1995, the Investment Manager did not waived any of its fees.

State Street Bank and Trust Company (the "Administrator") serves as administrator of the Fund. The Administrator performs certain administrative services for the Fund. The Fund pays the Administrator a fee at the rate of 0.08% of the Fund's average net assets up to $125 million, 0.06% of the next $125 million, and 0.04% of those assets in excess of $250 million, subject to certain minimum requirements which have been waived for the first six months of the Fund's operation, plus certain out of pocket costs. State Street Bank and Trust Company also receives fees and compensation of expenses for certain custodian and transfer agent services.

Trustees of the Trust who are not interested persons receive annual fees of $20,000. Each Fund pays a pro-rata share based on its respective net assets.

NOTE D - INVESTMENT TRANSACTIONS
Purchases and proceeds from sales and maturities of investments, excluding short-term securities for the Fund for the period ended October 31, 1995 were as follows:

                NON-U.S.         U.S.          NON-U.S.         U.S.
              GOVERNMENT     GOVERNMENT       GOVERNMENT     GOVERNMENT
              PURCHASES      PURCHASES          SALES           SALES
              ----------     ----------       ----------     ----------
             $70,087,588     $        0      $27,042,082     $        0

The identified cost of investments in securities owned by the Fund for federal income tax purposes and their respective gross unrealized appreciation and depreciation at October 31, 1995 were as follows:

                                                          NET UNREALIZED
           IDENTIFIED           GROSS UNREALIZED           APPRECIATION
             COST        APPRECIATION   (DEPRECIATION)    (DEPRECIATION)
           ----------    ------------   --------------    --------------
          $89,933,987     $5,411,930     $(4,875,442)        $536,488


NOTE E - PRINCIPAL SHAREHOLDERS
As of October 31, 1995, 35% of the Fund's outstanding shares was held by one shareholder.

NOTE F - CONCENTRATION OF RISK
The risks of investing in foreign securities may be heightened in the case of investments in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization of business, restrictions on foreign ownership, or prohibitions on repatriation of assets, and may have less protection for property rights than more developed countries. Political change or instability may adversely affect the economies and securities markets of such countries.

                         MARTIN CURRIE BUSINESS TRUST


                                ______________


                            TRUSTEES  AND OFFICERS

                  C. James P. Dawnay, TRUSTEE AND PRESIDENT *
                          Simon D. Eccles, TRUSTEE
                       Patrick R. Wilmerding, TRUSTEE
                W. Stewart Coghill, VICE PRESIDENT AND TREASURER
                      J. Grant Wilson, VICE PRESIDENT
                       Julian M.C. Livingston, CLERK

                           * INTERESTED TRUSTEE
                                ______________



                           INVESTMENT MANAGER

                           Martin Currie, Inc.
                             Saltire Court
                            20 Castle Terrace
                            Edinburgh EH1 2ES
                           011-44-131-229-5252

                             member of IMRO

                       Registered Investment Adviser

                                ______________


The information contained in this report is intended for general informational purposes only. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Private Placement Memorandum which contains important information concerning the Fund and its current offering of shares.